UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Discovery Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.2%)
Banks (24.5%):
Bank of Marin Bancorp	11,284	$561
Berkshire Hills Bancorp, Inc.	23,965	664
Bridge Bancorp, Inc.	15,566	445
Cardinal Financial Corp.	14,830	387
Centerstate Banks, Inc.	61,280	1,086
Enterprise Financial Services Corp.	32,365	1,011
FB Financial Corp.(a)	22,482	454
Financial Institutions, Inc.	30,100	816
First Financial Northwest, Inc.	47,883	679
First Foundation, Inc.(a)	27,200	671
First Internet Bancorp	26,855	620
Franklin Financial Network, Inc.(a)	22,200	830
Green Bancorp, Inc.(a)	57,210	625
Guaranty Bancorp	47,135	841
HarborOne BanCorp, Inc.(a)	33,700	531
Heritage Commerce Corp.	57,100	625
Heritage Financial Corp.	52,779	947
Hometrust Bancshares, Inc.(a)	44,240	818
Horizon BanCorp Indiana	28,440	836
Independent Bank Corp.	53,785	905
Independent Bank Group, Inc.	11,216	495
Pacific Premier Bancorp, Inc.(a)	35,020	927
Peoples BanCorp, Inc.	36,500	898
People’s Utah Bancorp	31,245	636
Seacoast Banking Corp. of Florida(a)	62,722	1,009
Southwest BanCorp, Inc.	60,053	1,140
State Bank Financial Corp.	50,524	1,154
Stonegate Bank	29,625	1,000
Trico Bancshares	26,990	723
Univest Corp. of Pennsylvania	47,155	1,102
Washington Trust BanCorp, Inc.	18,965	763
		24,199
Capital Markets (2.4%):
Cowen Group, Inc.(a)	213,537	775
Diamond Hill Investment Group, Inc.	3,701	684
Ladenburg Thalmann Financial Services, Inc.(a)	239,335	553
Manning & Napier, Inc.	55,875	396
		2,408
Consumer Discretionary (15.7%):
Carrols Restaurant Group, Inc.(a)	77,596	1,025
Century Communities, Inc.(a)	38,781	834
Entercom Communications Corp.	76,010	983
Entravision Communications Corp.	79,176	604
Gray Television, Inc.(a)	83,360	864
Haverty Furniture Cos., Inc.	28,891	579
Hibbett Sports, Inc.(a)	12,108	483
Iconix Brand Group, Inc.(a)(b)	59,024	479
M/I Homes, Inc.(a)	36,248	855
Malibu Boats, Inc., Class A(a)	45,015	671
Marcus Corp.	40,585	1,016
MarineMax, Inc.(a)	45,098	944
Modine Manufacturing Co.(a)	79,360	941
Perry Ellis International, Inc.(a)	30,562	590
Pinnacle Entertainment, Inc.(a)	67,325	831
Ruth’s Hospitality Group, Inc.	50,731	716
Shoe Carnival, Inc.(b)	17,137	457
Spartan Motors, Inc.	57,419	550
Sportsman’s Warehouse Holdings, Inc.(a)(b)	70,624	743
The Finish Line, Inc., Class A	19,963	461
Tower International, Inc.	37,205	897
		15,523
Consumer Finance (0.8%):
Ezcorp, Inc.(a)	70,120	776

See notes to schedules of investments.

Security Description	Shares	Value

Energy (5.1%):
Bill Barrett Corp.(a)	89,768	$499
Earthstone Energy, Inc.(a)	53,000	456
Matrix Service Co.(a)	37,749	708
Natural Gas Services Group, Inc.(a)	27,422	674
Ring Energy, Inc.(a)	102,453	1,122
Sanchez Energy Corp.(a)(b)	89,411	790
TETRA Technologies, Inc.(a)	137,162	839
		5,088
Health Care (7.9%):
Addus HomeCare Corp.(a)	43,417	1,136
Atricure, Inc.(a)	41,654	659
Capital Senior Living Corp.(a)	48,933	822
LHC Group, Inc.(a)	31,974	1,179
Merit Medical Systems, Inc.(a)	50,222	1,220
Orthofix International N.V.(a)	19,216	822
PharMerica Corp.(a)	32,103	901
RTI Surgical, Inc.(a)	147,751	462
US Physical Therapy, Inc.	8,956	562
		7,763
Industrials (13.9%):
Ceco Environmental Corp.	74,840	844
Celadon Group, Inc.	79,685	696
Columbus McKinnon Corp.	49,710	887
Covenant Transport Group, Inc., Class A(a)	24,246	469
CRA International, Inc.(a)	29,450	783
Dxp Enterprise, Inc.(a)	11,710	330
Echo Global Logistics, Inc.(a)	32,937	759
Engility Holdings, Inc.(a)	22,295	702
Federal Signal Corp.	74,420	987
Global Brass & Copper Holdings, Inc.	24,540	709
Great Lakes Dredge & Dock Corp.(a)	152,380	533
Manitex International, Inc.(a)	84,470	465
Mercury Systems, Inc.(a)	26,082	641
MYR Group, Inc.(a)	17,710	533
MYR Group, Inc.(a)	6,097	184
NN, Inc.	53,045	968
Park-Ohio Holdings Corp.	20,245	738
PGT, Inc.(a)	63,560	678
Resources Connection, Inc.	31,780	475
SP Plus Corp.(a)	18,441	472
Titan International, Inc.	79,400	804
		13,657
Information Technology (10.6%):
ADTRAN, Inc.	25,988	497
Axcelis Technologies, Inc.(a)	81,477	1,081
Cohu, Inc.	49,929	586
Exar Corp.(a)	80,195	747
FormFactor, Inc.(a)	76,815	833
GigPeak, Inc.(a)	335,681	789
IXYS Corp.	61,084	736
Maxlinear, Inc., Class A(a)	24,159	490
Nanometrics, Inc.(a)	25,769	576
Neophotonics Corp.(a)	45,168	738
Oclaro, Inc.(a)	80,311	687
PC-Telephone, Inc.	93,812	496
Photronics, Inc.(a)	44,287	457
Sigma Designs, Inc.(a)	58,829	458
Sonus Networks, Inc.(a)	62,057	483
TTM Technologies, Inc.(a)	68,643	786
		10,440
Insurance (0.9%):
Hci Group, Inc.	13,700	416

See notes to schedules of investments.

Security Description	Shares	Value
Stewart Information Services	10,740	$477
		893
Materials (2.5%):
Century Aluminum Co.(a)	77,475	538
Haynes International, Inc.	24,770	919
Ryerson Holding Corp.(a)(b)	29,115	329
Schnitzer Steel Industries, Inc.	34,500	721
		2,507
Real Estate (7.0%):
Bluerock Residential Growth REIT, Inc.	48,050	625
CareTrust REIT, Inc.	49,445	731
Cedar Realty Trust, Inc.	140,260	1,009
CorEnergy Infrastructure Trust, Inc.(b)	16,063	471
First Potomac Realty Trust	89,360	818
Independence Realty Trust, Inc.	84,670	762
MedEquities Realty Trust, Inc.(a)	44,945	528
Monmouth Real Estate Investment Corp., Class - A	64,260	917
NexPoint Residential Trust, Inc.	31,070	611
Summit Hotel Properties, Inc.	33,690	443
		6,915
Thrifts & Mortgage Finance (4.9%):
First Defiance Financial Corp.	16,175	722
Oceanfirst Financial Corp.	46,655	899
United Community Financial Corp.	133,905	952
United Financial Bancorp, Inc.	68,385	946
Walker & Dunlop, Inc.(a)	32,745	827
WSFS Financial Corp.	12,985	474
		4,820
Total Common Stocks (Cost $79,159)		94,989

Collateral for Securities Loaned (2.8%)
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(c)	1,271,154	1,271
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(c)	1,489,915	1,490
Total Collateral for Securities Loaned (Cost $2,761)		2,761
Total Investments (Cost $81,920) — 99.0%		97,750
Other assets in excess of liabilities — 1.0%		1,002
NET ASSETS - 100.00%		$98,752

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Mid-Cap Value Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Consumer Discretionary (9.5%):
Aramark	5,213	$199
Brunswick Corp.	3,838	187
Coach, Inc.	4,475	164
DR Horton, Inc.	7,968	241
Live Nation Entertainment, Inc.(a)	9,323	256
Macy’s, Inc.	5,270	195
MGM Resorts International(a)	7,029	183
PVH Corp.	1,512	167
Royal Caribbean Cruises Ltd.	2,127	159
TEGNA, Inc.	10,548	231
The Goodyear Tire & Rubber Co.	6,125	198
Wyndham Worldwide Corp.	2,396	161
		2,341
Consumer Staples (2.8%):
Constellation Brands, Inc., Class A	1,029	171
Hormel Foods Corp.	4,091	155
Post Holdings, Inc.(a)	1,954	151
Tyson Foods, Inc., Class A	3,046	227
		704
Energy (10.0%):
Baker Hughes, Inc.	5,244	264
Carrizo Oil & Gas, Inc.(a)(b)	5,941	241
Cimarex Energy Co.	1,590	214
Continental Resources, Inc.(a)	2,031	106
Diamondback Energy, Inc.(a)	2,580	249
Equities Corp.	2,778	202
Nabors Industries Ltd.	17,453	212
Noble Energy, Inc.	5,625	201
PDC Energy, Inc.(a)	2,870	192
Rice Energy, Inc.(a)	8,525	223
Superior Energy Services, Inc.	10,263	184
Synergy Resources Corp.(a)(b)	25,884	179
		2,467
Financials (17.6%):
Ally Financial, Inc.	14,885	290
American Financial Group, Inc.	3,296	247
Arch Capital Group Ltd.(a)	3,795	301
Assurant, Inc.	3,033	280
Cincinnati Financial Corp.	2,215	167
Fifth Third Bancorp	13,451	275
FNF Group	7,125	263
Hartford Financial Services Group, Inc.	6,457	276
Huntington Bancshares, Inc.	23,036	227
Invesco Ltd.	10,027	314
Lincoln National Corp.	3,735	175
PacWest Bancorp	3,925	168
Raymond James Financial, Inc.	3,694	215
Regions Financial Corp.	28,063	278
SunTrust Banks, Inc.	5,156	226
Synovus Financial Corp.	7,420	241
Unum Group	5,846	206
Zions Bancorp	7,417	230
		4,379
Health Care (8.3%):
Boston Scientific Corp.(a)	6,904	164
Endo International PLC(a)	5,929	119
HealthSouth Corp.	3,511	142
Hill-Rom Holdings, Inc.	6,007	372
Laboratory Corp. of America Holdings(a)	1,753	241
Molina Healthcare, Inc.(a)	4,299	251
Perrigo Co. PLC	1,990	184
The Cooper Cos., Inc.	952	171

See notes to schedules of investments.

Security Description	Shares	Value
Zimmer Holdings, Inc.	3,062	$398
		2,042
Industrials (11.0%):
Avis Budget Group, Inc.(a)	4,675	160
BWX Technologies, Inc.	4,017	154
EMCOR Group, Inc.	2,966	177
EnerSys	2,281	157
Huntington Ingalls Industries, Inc.	1,192	183
Ingersoll-Rand PLC	3,312	225
JetBlue Airways Corp.(a)	10,677	184
Kansas City Southern	2,599	243
L-3 Communications Holdings, Inc.	1,656	250
Manitowoc Foodservice, Inc.(a)	10,186	165
Old Dominion Freight Line, Inc.(a)	2,553	175
Owens Corning, Inc.	3,908	209
Regal-Beloit Corp.	2,313	138
Stanley Black & Decker, Inc.	1,947	240
USG Corp.(a)	3,570	92
		2,752
Information Technology (13.0%):
Applied Materials, Inc.	6,149	185
ARRIS International PLC(a)	6,106	173
Arrow Electronics, Inc.(a)	2,470	158
CDW Corp. of Delaware	4,282	196
Ciena Corp.(a)	8,966	196
CommScope Holding Co., Inc.(a)	6,285	189
Corning, Inc.	6,187	146
Cypress Semiconductor Corp.	14,390	175
Flextronics International Ltd.(a)	18,834	257
HP, Inc.	10,680	166
Marvell Technology Group Ltd.	22,627	300
Micron Technology, Inc.(a)	11,496	204
ON Semiconductor Corp.(a)	19,978	247
PTC, Inc.(a)	4,274	190
Symantec Corp.	6,949	174
Western Digital Corp.	4,839	283
		3,239
Materials (6.2%):
Albemarle Corp.	2,180	186
Alcoa, Inc.	13,268	135
Allegheny Technologies, Inc.	11,749	212
Freeport-McMoRan, Inc.	10,748	117
Huntsman Corp.	7,617	124
Martin Marietta Materials, Inc.	665	119
Nucor Corp.	2,264	112
Steel Dynamics, Inc.	4,530	113
Trinseo SA	3,500	198
U.S. Steel Corp.(b)	5,694	107
Westlake Chemical Corp.	2,339	125
		1,548
Real Estate (9.4%):
American Campus Communities, Inc.	4,896	249
Apartment Investment & Management Co., Class A	5,480	252
DDR Corp.	9,564	167
Duke Realty Investments, Inc.	11,703	320
Forest City Realty Trust, Inc., Class A	8,334	193
Host Hotels & Resorts, Inc.	13,855	216
Mack Cali Realty Corp.	5,214	142
Prologis, Inc.	5,218	279
Store Capital Corp.	6,481	191
Welltower, Inc.	4,492	335
		2,344
Telecommunication Services (0.9%):
CenturyLink, Inc.	7,858	216

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (8.7%):
Alliant Energy Corp.	5,370	$206
Atmos Energy Corp.	2,047	152
Calpine Corp.(a)	16,197	205
DTE Energy Co.	2,364	221
Edison International	3,165	229
FirstEnergy Corp.	6,055	200
Great Plains Energy, Inc.	8,176	223
Pinnacle West Capital Corp.	3,234	246
PPL Corp.	8,308	287
UGI Corp.	4,232	192
		2,161
Total Common Stocks (Cost $21,058)		24,193

Collateral for Securities Loaned (1.7%)
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(c)	190,459	191
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(c)	223,237	223
Total Collateral for Securities Loaned (Cost $414)		414
Total Investments (Cost $21,472) — 99.1%		24,607
Other assets in excess of liabilities — 0.9%		219
NET ASSETS - 100.00%		$24,826

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Small-Cap Value Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)
Banks (16.7%):
BancorpSouth, Inc.	586,560	$13,608
BankUnited, Inc.	726,440	21,938
Banner Corp.	429,878	18,803
Central Pacific Financial Corp.	720,940	18,160
First Commonwealth Financial Corp.	1,180,130	11,908
First Financial Bancorp	823,076	17,976
First Hawaiian, Inc.(a)	319,500	8,582
First Horizon National Corp.	1,370,468	20,872
Hancock Holding Co.(b)	364,100	11,808
Hope Bancorp, Inc.	583,100	10,128
International Bancshares Corp.	552,685	16,459
Old National Bancorp	1,228,319	17,270
PacWest Bancorp	445,200	19,104
State Bank Financial Corp.	478,470	10,919
Synovus Financial Corp.	1,021,571	33,232
United Community Banks, Inc.	1,322,885	27,807
Westamerica BanCorp(b)	352,455	17,933
Western Alliance Bancorp(a)	846,687	31,785
		328,292
Capital Markets (2.4%):
Investment Technology Group, Inc.	589,525	10,104
Janus Capital Group, Inc.	1,170,822	16,403
Stifel Financial Corp.(a)	564,400	21,702
		48,209
Consumer Discretionary (7.6%):
CalAtlantic Group, Inc.	414,602	13,865
Caleres, Inc.	648,504	16,400
Cooper Tire & Rubber Co.	495,535	18,840
Crocs, Inc.(a)	124,780	1,036
Genesco, Inc.(a)	187,400	10,206
Gray Television, Inc.(a)	1,088,650	11,278
Interval Leisure Group, Inc.	620,200	10,649
Modine Manufacturing Co.(a)	1,089,903	12,926
Penn National Gaming, Inc.(a)	1,090,315	14,795
Shoe Carnival, Inc.(b)	332,511	8,865
Tailored Brands, Inc.(b)	449,000	7,049
The Finish Line, Inc., Class A	475,690	10,979
TRI Pointe Group, Inc.(a)	918,000	12,099
		148,987
Consumer Staples (3.2%):
B&G Foods, Inc.	250,200	12,305
Casey’s General Stores, Inc.	129,250	15,530
Cott Corp.	1,113,540	15,868
Darling Ingredients, Inc.(a)	626,800	8,468
United Natural Foods, Inc.(a)	257,100	10,294
		62,465
Energy (6.4%):
Callon Petroleum Co.(a)	663,900	10,423
Carrizo Oil & Gas, Inc.(a)(b)	414,426	16,834
Matador Resources Co.(a)	427,550	10,407
Nabors Industries Ltd.	1,032,400	12,554
Oasis Petroleum, Inc.(a)	1,195,000	13,707
PDC Energy, Inc.(a)	175,810	11,790
Rice Energy, Inc.(a)	675,380	17,634
Rsp Permian, Inc.(a)	349,570	13,556
Synergy Resources Corp.(a)(b)	1,498,630	10,386
Whiting Petroleum Corp.(a)(b)	1,205,420	10,535
		127,826
Health Care (6.1%):
Charles River Laboratories International, Inc.(a)	167,700	13,976
CONMED Corp.	225,100	9,018
Haemonetics Corp.(a)	287,000	10,392

See notes to schedules of investments.

Security Description	Shares	Value
HealthSouth Corp.	402,826	$16,343
Hill-Rom Holdings, Inc.	154,700	9,588
Impax Laboratories, Inc.(a)	466,500	11,056
Magellan Health, Inc.(a)	211,352	11,356
Molina Healthcare, Inc.(a)	353,397	20,609
PharMerica Corp.(a)	586,669	16,468
Select Medical Holdings Corp.(a)	25,300	342
		119,148
Industrials (15.7%):
Aerojet Rocketdyne Holdings, Inc.(a)	883,761	15,537
BWX Technologies, Inc.	389,340	14,939
Deluxe Corp.	194,281	12,982
EMCOR Group, Inc.	412,068	24,567
EnerSys	235,360	16,285
Engility Holdings, Inc.(a)	528,954	16,662
Esterline Technologies Corp.(a)	236,097	17,952
General Cable Corp.(b)	709,570	10,629
Genesee & Wyoming, Inc., Class A(a)	288,060	19,862
Harsco Corp.	1,113,630	11,058
Hawaiian Holdings, Inc.(a)	276,485	13,437
Hub Group, Inc., Class A(a)	389,110	15,860
Meritor, Inc.(a)	1,511,430	16,822
Regal-Beloit Corp.	158,700	9,441
Saia, Inc.(a)	390,030	11,685
SkyWest, Inc.	469,720	12,405
Swift Transportation Co.(a)(b)	614,600	13,195
Triumph Group, Inc.	291,200	8,119
Univar, Inc.(a)	683,000	14,924
USG Corp.(a)(b)	267,200	6,907
Wabash National Corp.(a)	943,584	13,437
Xpo Logistics, Inc.(a)(b)	395,500	14,503
		311,208
Information Technology (13.0%):
ADTRAN, Inc.	524,770	10,044
Advanced Micro Devices, Inc.(a)(b)	1,743,900	12,050
Benchmark Electronics, Inc.(a)	808,485	20,172
Brooks Automation, Inc.	1,131,908	15,405
CACI International, Inc., Class A(a)	186,400	18,808
Ciena Corp.(a)	1,008,519	21,986
Cypress Semiconductor Corp.	1,040,050	12,647
Diodes, Inc.(a)	817,300	17,441
Entegris, Inc.(a)	1,068,660	18,617
Littelfuse, Inc.	109,278	14,076
Mentor Graphics Corp.	666,540	17,624
Plexus Corp.(a)	451,068	21,101
PTC, Inc.(a)	372,990	16,527
Synaptics, Inc.(a)	115,400	6,760
Tech Data Corp.(a)	173,027	14,657
Vishay Intertechnology, Inc.	1,322,294	18,631
		256,546
Insurance (4.9%):
Genworth Financial, Inc., Class A(a)(b)	2,418,800	11,997
James River Group Holdings Ltd.	314,803	11,396
MBIA, Inc.(a)	1,441,740	11,231
Primerica, Inc.(b)	223,700	11,863
RLI Corp.	333,127	22,773
Stewart Information Services	338,645	15,053
The Navigators Group, Inc.	120,804	11,708
		96,021
Materials (6.2%):
AK Steel Holding Corp.(a)(b)	1,568,300	7,575
Allegheny Technologies, Inc.(b)	861,320	15,564
Century Aluminum Co.(a)(b)	1,310,120	9,105
Headwaters, Inc.(a)	845,460	14,305
Huntsman Corp.	645,030	10,495
Kaiser Aluminum Corp.	157,105	13,588

See notes to schedules of investments.

Security Description	Shares	Value
Quaker Chemical Corp.	157,644	$16,699
Trinseo SA	260,400	14,728
Tronox Ltd., Class A	1,276,100	11,957
U.S. Steel Corp.(b)	463,240	8,737
		122,753
Real Estate (7.7%):
DiamondRock Hospitality Co.	1,271,848	11,574
Education Realty Trust, Inc.	302,340	13,043
First Industrial Realty Trust, Inc.	552,700	15,597
Kite Realty Group Trust	642,613	17,812
Lexington Realty Trust	914,251	9,417
Mack Cali Realty Corp.	610,365	16,614
Medical Properties Trust, Inc.	649,737	9,597
Parkway Properties, Inc.	601,549	10,232
Pennsylvania Real Estate Invesment Trust	540,798	12,455
Physicians Realty Trust	507,140	10,924
Ryman Hospitality Properties, Inc.	176,745	8,512
Sunstone Hotel Investors, Inc.	1,361,574	17,415
		153,192
Thrifts & Mortgage Finance (1.6%):
Astoria Financial Corp.	767,786	11,210
MGIC Investment Corp.(a)	2,441,882	19,535
		30,745
Utilities (5.0%):
ALLETE, Inc.	311,952	18,599
Black Hills Corp.(b)	229,060	14,023
Dynegy, Inc.(a)(b)	845,035	10,470
NorthWestern Corp.	286,835	16,502
PNM Resources, Inc.	425,802	13,932
South Jersey Industries, Inc.(b)	534,616	15,798
Southwest Gas Corp.	164,935	11,522
		100,846
Total Common Stocks (Cost $1,648,893)		1,906,238

Collateral for Securities Loaned (5.6%)
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(c)	51,364,253	51,364
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(c)	60,203,876	60,204
Total Collateral for Securities Loaned (Cost $111,568)		111,568
Total Investments (Cost $1,760,461) — 102.1%		2,017,806
Liabilities in excess of other assets — (2.1)%		(40,742)
NET ASSETS - 100.00%		$1,977,064

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Small/Mid-Cap Value Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Consumer Discretionary (7.6%):
Aramark	5,583	$212
Brunswick Corp.	4,608	225
CalAtlantic Group, Inc.	3,937	132
Caleres, Inc.	6,229	158
DR Horton, Inc.	6,604	199
Live Nation Entertainment, Inc.(a)	10,253	282
TEGNA, Inc.	13,174	288
The Finish Line, Inc., Class A	5,547	128
The Goodyear Tire & Rubber Co.	6,750	218
Wyndham Worldwide Corp.	3,236	218
		2,060
Consumer Staples (2.2%):
B&G Foods, Inc.	3,996	196
Casey’s General Stores, Inc.	1,843	221
TreeHouse Foods, Inc.(a)	2,163	189
		606
Energy (8.3%):
Nabors Industries Ltd.	26,265	319
Oasis Petroleum, Inc.(a)	24,387	280
Parsley Energy, Inc., Class A(a)	9,038	302
PDC Energy, Inc.(a)	3,286	220
Rice Energy, Inc.(a)	9,453	247
Rsp Permian, Inc.(a)	5,260	204
Superior Energy Services, Inc.	16,411	294
Synergy Resources Corp.(a)(b)	27,060	188
Whiting Petroleum Corp.(a)(b)	21,715	190
		2,244
Financials (24.6%):
Ally Financial, Inc.	18,177	354
American Financial Group, Inc.	5,272	395
Arch Capital Group Ltd.(a)	6,443	512
Arthur J. Gallagher & Co.	4,301	219
Assurant, Inc.	3,560	328
BankUnited, Inc.	10,431	315
Comerica, Inc.	4,073	193
E*TRADE Financial Corp.(a)	6,999	204
First Hawaiian, Inc.(a)	4,278	115
First Republic Bank	3,270	252
Genworth Financial, Inc., Class A(a)(b)	28,852	143
Hanover Insurance Group, Inc.	2,777	209
Huntington Bancshares, Inc.	25,844	255
Investment Technology Group, Inc.	7,625	131
Janus Capital Group, Inc.	11,555	162
PacWest Bancorp	9,340	401
Primerica, Inc.	3,608	191
Raymond James Financial, Inc.	4,135	240
Stifel Financial Corp.(a)	4,652	179
Synovus Financial Corp.	16,397	533
TFS Financial Corp.	11,024	196
Westamerica BanCorp	4,910	250
Western Alliance Bancorp(a)	14,645	550
Zions Bancorp	10,123	314
		6,641
Health Care (5.2%):
Charles River Laboratories International, Inc.(a)	1,957	163
Endo International PLC(a)	6,506	131
HealthSouth Corp.	3,959	161
Hill-Rom Holdings, Inc.	5,201	323
Impax Laboratories, Inc.(a)	7,056	167
Molina Healthcare, Inc.(a)	4,704	274
The Cooper Cos., Inc.	1,057	189
		1,408

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (14.3%):
Aerojet Rocketdyne Holdings, Inc.(a)	11,348	$199
BWX Technologies, Inc.	5,205	200
Deluxe Corp.	2,632	176
EMCOR Group, Inc.	4,884	291
General Cable Corp.(b)	8,858	133
Genesee & Wyoming, Inc., Class A(a)	3,767	260
Harsco Corp.	13,767	137
Huntington Ingalls Industries, Inc.	1,527	234
JetBlue Airways Corp.(a)	11,648	201
Manitowoc Foodservice, Inc.(a)	12,399	201
Manpowergroup, Inc.	3,008	217
Meritor, Inc.(a)	22,711	253
Old Dominion Freight Line, Inc.(a)	2,963	203
Owens Corning, Inc.	5,198	278
Regal-Beloit Corp.	2,139	127
Swift Transportation Co.(a)	7,542	162
Triumph Group, Inc.	3,618	101
Univar, Inc.(a)	9,260	202
USG Corp.(a)	3,721	96
Xpo Logistics, Inc.(a)	6,181	227
		3,898
Information Technology (12.6%):
ARRIS International PLC(a)	5,927	168
Arrow Electronics, Inc.(a)	3,591	230
CACI International, Inc., Class A(a)	1,830	185
Ciena Corp.(a)	10,728	233
CommScope Holding Co., Inc.(a)	7,026	212
Cypress Semiconductor Corp.	16,142	196
Flextronics International Ltd.(a)	20,997	286
Littelfuse, Inc.	1,551	200
Marvell Technology Group Ltd.	29,870	397
ON Semiconductor Corp.(a)	23,356	288
Plexus Corp.(a)	4,663	218
PTC, Inc.(a)	5,564	247
Synaptics, Inc.(a)	1,595	93
Tech Data Corp.(a)	1,917	162
Teradyne, Inc.	13,335	288
		3,403
Materials (6.4%):
AK Steel Holding Corp.(a)(b)	21,310	103
Allegheny Technologies, Inc.	14,502	262
Century Aluminum Co.(a)	17,970	125
Headwaters, Inc.(a)	10,429	176
Huntsman Corp.	8,096	132
Kaiser Aluminum Corp.	2,235	193
Steel Dynamics, Inc.	5,194	130
Trinseo SA	3,790	214
Tronox Ltd., Class A	17,532	164
U.S. Steel Corp.(b)	6,494	122
Westlake Chemical Corp.	2,594	139
		1,760
Real Estate (10.2%):
American Campus Communities, Inc.	4,795	244
Apartment Investment & Management Co., Class A	6,430	295
DDR Corp.	20,700	361
DiamondRock Hospitality Co.	13,535	123
Duke Realty Investments, Inc.	13,498	370
Forest City Realty Trust, Inc., Class A	13,103	303
Lexington Realty Trust	12,395	128
Mack Cali Realty Corp.	7,610	207
Medical Properties Trust, Inc.	10,498	155
Regency Centers Corp.	3,835	297
Ryman Hospitality Properties, Inc.	2,372	114

See notes to schedules of investments.

Security Description	Shares	Value
Sunstone Hotel Investors, Inc.	15,425	$197
		2,794
Utilities (5.9%):
ALLETE, Inc.	3,640	217
Alliant Energy Corp.	6,811	261
Atmos Energy Corp.	2,260	168
Calpine Corp.(a)	17,404	220
Pinnacle West Capital Corp.	3,712	282
PNM Resources, Inc.	4,006	131
UGI Corp.	4,790	217
Westar Energy, Inc.	1,828	104
		1,600
Total Common Stocks (Cost $23,177)		26,414

Collateral for Securities Loaned (2.7%)
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(c)	341,673	342
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(c)	400,474	400
Total Collateral for Securities Loaned (Cost $742)		742
Total Investments (Cost $23,919) — 100.0%		27,156
Other assets in excess of liabilities — 0.0%		12
NET ASSETS - 100.00%		$27,168

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Multi-Cap Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Communications Equipment (1.1%):
Cisco Systems, Inc.	140,050	$4,442
Consumer Discretionary (17.0%):
Amazon.com, Inc.(a)	7,030	5,886
Big Lots, Inc.(b)	109,690	5,238
CBS Corp., Class B	51,445	2,816
Comcast Corp., Class A	61,350	4,070
DR Horton, Inc.	93,260	2,816
General Motors Co.	129,245	4,106
Lear Corp.	44,390	5,381
LKQ Corp.(a)	172,375	6,112
Magna International, Inc., ADR	141,235	6,066
Marriott Vacations Worldwide Corp.	37,815	2,773
Mohawk Industries, Inc.(a)	29,380	5,886
NVR, Inc.(a)	1,725	2,829
Tenneco, Inc.(a)	102,445	5,969
The Home Depot, Inc.	29,675	3,819
Thor Industries, Inc.	69,025	5,847
		69,614
Consumer Staples (8.4%):
Altria Group, Inc.	32,155	2,033
CVS Health Corp.	80,445	7,158
PepsiCo, Inc.	56,015	6,093
Reynolds American, Inc.	41,255	1,945
The Procter & Gamble Co.	56,140	5,039
Tyson Foods, Inc., Class A	81,710	6,101
Walgreens Boots Alliance, Inc.	24,905	2,008
Wal-Mart Stores, Inc.	56,205	4,054
		34,431
Electronic Equipment, Instruments & Components (0.5%):
Orbotech Ltd.(a)	69,845	2,068
Energy (4.0%):
Chevron Corp.	31,640	3,256
Exxon Mobil Corp.	75,205	6,564
Occidental Petroleum Corp.	26,235	1,913
Phillips 66	32,125	2,588
Valero Energy Corp.	40,565	2,150
		16,471
Financials (12.7%):
Bank of America Corp.	219,590	3,437
Berkshire Hathaway, Inc., Class B(a)	47,570	6,872
Citigroup, Inc.	101,085	4,774
Discover Financial Services	58,250	3,294
Essent Group Ltd.(a)	205,535	5,469
JPMorgan Chase & Co.	86,235	5,742
National General Holdings Corp.	187,670	4,174
Primerica, Inc.(b)	119,785	6,352
The Charles Schwab Corp.	92,315	2,914
The Goldman Sachs Group, Inc.	17,350	2,798
Western Alliance Bancorp(a)	156,555	5,877
		51,703
Health Care (16.0%):
Abbvie, Inc.	33,740	2,128
Allergan PLC(a)	16,725	3,852
AMN Healthcare Services, Inc.(a)	161,320	5,141
AmSurg Corp.(a)	67,510	4,527
Biogen, Inc.(a)	13,030	4,079
Cambrex Corp.(a)	70,990	3,156
Celgene Corp.(a)	24,230	2,533
Centene Corp.(a)	79,615	5,331
Gilead Sciences, Inc.	33,610	2,659
HCA Holdings, Inc.(a)	72,245	5,464

See notes to schedules of investments.

Security Description	Shares	Value
ICON PLC(a)	74,340	$5,752
Medtronic PLC	24,160	2,087
Quintiles Transnational Holdings, Inc.(a)	79,295	6,428
UnitedHealth Group, Inc.	58,000	8,121
VCA, Inc.(a)	56,915	3,983
		65,241
Industrials (9.9%):
3M Co.	11,930	2,102
A.O. Smith Corp.	49,015	4,842
Acuity Brands, Inc.	10,765	2,848
Apogee Enterprises, Inc.	124,215	5,551
Dycom Industries, Inc.(a)	24,450	2,000
FedEx Corp.	24,555	4,289
General Electric Co.	167,625	4,966
Hawaiian Holdings, Inc.(a)	122,735	5,965
Honeywell International, Inc.	26,590	3,100
Lennox International, Inc.	13,845	2,174
United Technologies Corp.	20,545	2,087
		39,924
Information Technology (1.4%):
j2 Global, Inc.(b)	84,100	5,602
Internet Software & Services (6.0%):
Alphabet, Inc., Class A(a)	15,258	12,268
Facebook, Inc., Class A(a)	54,415	6,980
NetEase, Inc., ADR	22,560	5,432
		24,680
IT Services (3.5%):
Euronet Worldwide, Inc.(a)	73,180	5,988
Total System Services, Inc.	103,515	4,881
Visa, Inc., Class A	38,955	3,222
		14,091
Materials (2.1%):
Berry Plastics Group, Inc.(a)	136,555	5,988
Neenah Paper, Inc.	29,160	2,304
		8,292
Semiconductors & Semiconductor Equipment (8.4%):
Applied Materials, Inc.	106,815	3,220
Broadcom Ltd.	45,225	7,802
Intel Corp.	164,575	6,214
Lam Research Corp.(b)	61,255	5,801
Mellanox Technologies Ltd.(a)	100,920	4,365
Silicon Motion Technology Corp., ADR	66,985	3,469
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	107,315	3,283
		34,154
Software (2.0%):
Microsoft Corp.	140,305	8,082
Technology Hardware, Storage & Peripherals (3.1%):
Apple, Inc.	110,370	12,477
Telecommunication Services (2.1%):
AT&T, Inc.	107,895	4,381
Verizon Communications, Inc.	77,175	4,012
		8,393
Total Common Stocks (Cost $367,177)		399,665

Collateral for Securities Loaned (1.9%)
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(c)	3,623,429	3,623

See notes to schedules of investments.

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(c)	4,247,009	$4,247
Total Collateral for Securities Loaned (Cost $7,870)		7,870
Total Investments (Cost $375,047) — 100.1%		407,535
Liabilities in excess of other assets — (0.1)%		(344)
NET ASSETS - 100.00%		$407,191

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
S&P 500 Index Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Consumer Discretionary (12.2%):
Advance Auto Parts, Inc.	950	$142
Amazon.com, Inc.(a)	5,077	4,252
AutoNation, Inc.(a)	856	42
AutoZone, Inc.(a)	377	290
Bed Bath & Beyond, Inc.	1,992	86
Best Buy Co., Inc.	3,562	136
BorgWarner, Inc.	2,599	91
CarMax, Inc.(a)	2,471	132
Carnival Corp., Class A	5,586	273
CBS Corp., Class B	5,250	287
Charter Communications, Inc.(a)	2,797	755
Chipotle Mexican Grill, Inc.(a)	375	159
Coach, Inc.	3,600	132
Comcast Corp., Class A	30,998	2,057
Darden Restaurants, Inc.	1,629	100
Delphi Automotive PLC	3,519	251
Discovery Communications, Inc., Class A(a)(b)	1,947	52
Discovery Communications, Inc., Class C(a)	2,893	76
Dollar General Corp.	3,344	234
Dollar Tree, Inc.(a)	3,042	240
DR Horton, Inc.	4,371	132
Expedia, Inc.	1,554	181
Foot Locker, Inc.	1,746	118
Ford Motor Co.	50,353	608
Garmin Ltd.	1,487	72
General Motors Co.	18,340	583
Genuine Parts Co.	1,922	193
H&R Block, Inc.	2,826	65
Hanesbrands, Inc.	4,875	123
Harley-Davidson, Inc.	2,307	121
Harman International Industries, Inc.	900	76
Hasbro, Inc.	1,456	116
Johnson Controls International PLC	12,180	568
Kohl’s Corp.	2,318	101
L Brands, Inc.	3,100	219
Leggett & Platt, Inc.	1,725	79
Lennar Corp.	2,424	103
LKQ Corp.(a)	3,963	141
Lowe’s Cos., Inc.	11,286	814
Macy’s, Inc.	3,980	147
Marriott International, Inc., Class A	4,146	279
Mattel, Inc.	4,395	133
McDonald’s Corp.	11,011	1,270
Michael Kors Holdings Ltd.(a)	2,181	102
Mohawk Industries, Inc.(a)	813	163
Netflix, Inc.(a)	5,532	545
Newell Rubbermaid, Inc.	6,222	327
News Corp., Class A	4,910	69
News Corp., Class B	1,545	22
Nike, Inc., Class B	17,398	915
Nordstrom, Inc.	1,500	78
Omnicom Group, Inc.(b)	3,052	259
O’Reilly Automotive, Inc.(a)	1,225	343
PulteGroup, Inc.	3,991	80
PVH Corp.	1,036	114
Ralph Lauren Corp.	728	74
Ross Stores, Inc.	5,117	329
Royal Caribbean Cruises Ltd.	2,166	162
Scripps Networks Interactive, Inc., Class A	1,229	78
Signet Jewelers Ltd.	975	73
Staples, Inc.	8,392	72
Starbucks Corp.	18,924	1,025
Target Corp.	7,417	510
TEGNA, Inc.	2,765	60
The Gap, Inc.	2,827	63
The Goodyear Tire & Rubber Co.	3,387	109
The Home Depot, Inc.	15,943	2,051

See notes to schedules of investments.

Security Description	Shares	Value
The Interpublic Group of Cos., Inc.	5,171	$116
The Priceline Group, Inc.(a)	641	943
The TJX Cos, Inc.	8,472	634
The Walt Disney Co.	19,077	1,772
Tiffany & Co.	1,386	101
Time Warner, Inc.	10,037	800
Tractor Supply Co.	1,725	116
TripAdvisor, Inc.(a)	1,474	93
Twenty-First Century Fox, Inc.	13,728	332
Twenty-First Century Fox, Inc., Class B	6,285	155
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	756	180
Under Armour, Inc., Class A(a)(b)	2,366	92
Under Armour, Inc.(a)	2,379	81
Urban Outfitters, Inc.(a)	1,148	40
VF Corp.	4,281	240
Viacom, Inc., Class B	4,480	171
Whirlpool Corp.	973	158
Wyndham Worldwide Corp.	1,418	95
Wynn Resorts Ltd.	1,025	100
Yum! Brands, Inc.	4,779	434
		30,305
Consumer Staples (9.8%):
Altria Group, Inc.	25,210	1,594
Archer-Daniels-Midland Co.	7,506	317
Brown-Forman Corp., Class B	2,353	112
Campbell Soup Co.	2,509	137
Church & Dwight Co., Inc.	3,323	159
Colgate-Palmolive Co.	11,503	853
ConAgra Foods, Inc.	5,378	253
Constellation Brands, Inc., Class A	2,286	381
Costco Wholesale Corp.	5,652	862
CVS Health Corp.	13,757	1,224
Dr Pepper Snapple Group, Inc.	2,392	218
General Mills, Inc.	7,703	492
Hormel Foods Corp.	3,487	132
J.M. Smucker Co.	1,502	204
Kellogg Co.	3,254	252
Kimberly-Clark Corp.	4,640	585
McCormick & Co., Inc.	1,484	148
Mead Johnson Nutrition Co.	2,383	188
Molson Coors Brewing Co., Class B	2,377	261
Mondelez International, Inc., Class A	20,071	882
Monster Beverage Corp.(a)	1,743	256
PepsiCo, Inc.	18,569	2,020
Philip Morris International, Inc.	20,017	1,946
Reynolds American, Inc.	10,682	504
Sysco Corp.	6,589	323
The Clorox Co.	1,670	209
The Coca-Cola Co.	50,121	2,120
The Estee Lauder Cos., Inc., Class A	2,851	252
The Hershey Co.	1,811	173
The Kraft Heinz Co.	7,687	688
The Kroger Co.	12,244	363
The Procter & Gamble Co.	34,435	3,091
Tyson Foods, Inc., Class A	3,838	287
Walgreens Boots Alliance, Inc.	11,033	889
Wal-Mart Stores, Inc.	19,556	1,411
Whole Foods Market, Inc.	4,113	117
		23,903
Energy (7.3%):
Anadarko Petroleum Corp.	6,586	417
Apache Corp.	4,896	313
Baker Hughes, Inc.	5,521	279
Cabot Oil & Gas Corp.	6,001	155
Chesapeake Energy Corp.(a)	8,421	53
Chevron Corp.	24,342	2,504
Cimarex Energy Co.	1,226	165

See notes to schedules of investments.

Security Description	Shares	Value
Concho Resources, Inc.(a)	1,834	$252
ConocoPhillips	15,981	695
Devon Energy Corp.	6,756	298
Diamond Offshore Drilling, Inc.	832	15
EOG Resources, Inc.	7,105	687
Equities Corp.	2,228	162
Exxon Mobil Corp.	53,504	4,669
FMC Technologies, Inc.(a)	2,912	86
Halliburton Co.	11,111	498
Helmerich & Payne, Inc.	1,394	94
Hess Corp.	3,473	186
Kinder Morgan, Inc.	24,771	573
Marathon Oil Corp.	10,933	173
Marathon Petroleum Corp.	6,822	277
Murphy Oil Corp.	2,089	64
National Oilwell Varco, Inc.	4,873	179
Newfield Exploration Co.(a)	2,562	111
Noble Energy, Inc.	5,544	198
Occidental Petroleum Corp.	9,856	718
ONEOK, Inc.	2,716	140
Phillips 66	5,734	462
Pioneer Natural Resources Co.	2,189	406
Range Resources Corp.	2,426	94
Schlumberger Ltd.	17,944	1,411
Southwestern Energy Co.(a)	6,367	88
Spectra Energy Corp.	9,047	387
Tesoro Corp.	1,533	122
The Williams Cos., Inc.	8,813	271
Transocean Ltd.(a)(b)	4,432	47
Valero Energy Corp.	5,953	316
		17,565
Financials (12.9%):
Affiliated Managers Group, Inc.(a)	695	101
Aflac, Inc.	5,285	380
American Express Co.	10,012	641
American International Group, Inc.	13,123	778
Ameriprise Financial, Inc.	2,083	208
Aon PLC	3,427	386
Arthur J. Gallagher & Co.	2,284	116
Assurant, Inc.	777	72
Bank of America Corp.	131,672	2,061
BB&T Corp.	10,510	396
Berkshire Hathaway, Inc., Class B(a)	24,499	3,539
BlackRock, Inc., Class A	1,574	571
Capital One Financial Corp.	6,530	469
Chubb Ltd.	6,000	754
Cincinnati Financial Corp.	1,932	146
Citigroup, Inc.	37,488	1,771
Citizens Financial Group, Inc.	6,702	166
CME Group, Inc.	4,372	457
Comerica, Inc.	2,244	106
Discover Financial Services	5,208	295
E*TRADE Financial Corp.(a)	3,531	103
Fifth Third Bancorp	9,888	202
Franklin Resources, Inc.	4,534	161
Hartford Financial Services Group, Inc.	4,980	213
Huntington Bancshares, Inc.	14,007	138
Intercontinental Exchange, Inc.	1,537	414
Invesco Ltd.	5,290	165
JPMorgan Chase & Co.	46,605	3,104
KeyCorp	13,963	170
Legg Mason, Inc.	1,190	40
Leucadia National Corp.	4,185	80
Lincoln National Corp.	3,004	141
Loews Corp.	3,567	147
M&T Bank Corp.	2,023	235
Marsh & McLennan Cos., Inc.	6,686	450
MetLife, Inc.	14,179	629
Moody’s Corp.	2,158	234

See notes to schedules of investments.

Security Description	Shares	Value
Morgan Stanley	18,994	$609
NASDAQ, Inc.	1,473	99
Navient Corp.	4,091	59
Northern Trust Corp.	2,748	187
People’s United Financial, Inc.	4,012	63
Principal Financial Group, Inc.	3,451	178
Prudential Financial, Inc.	5,639	460
Regions Financial Corp.	16,196	160
S&P Global, Inc.	3,407	431
State Street Corp.	4,730	329
SunTrust Banks, Inc.	6,470	283
Synchrony Financial	10,222	286
T. Rowe Price Group, Inc.	3,207	213
The Allstate Corp.	4,793	332
The Bank of New York Mellon Corp.	13,776	549
The Charles Schwab Corp.	15,534	490
The Goldman Sachs Group, Inc.	4,866	785
The PNC Financial Services Group, Inc.	6,341	571
The Progressive Corp.	7,508	237
The Travelers Cos., Inc.	3,719	426
Torchmark Corp.	1,437	92
U.S. Bancorp	20,758	890
Unum Group	3,027	107
Wells Fargo & Co.	58,592	2,595
Willis Towers Watson PLC	1,674	222
XL Group, Ltd.	3,548	119
Zions Bancorp	2,646	82
		30,893
Health Care (14.7%):
Abbott Laboratories	18,967	801
Abbvie, Inc.	21,013	1,325
Aetna, Inc.	4,526	523
Agilent Technologies, Inc.	4,201	198
Alexion Pharmaceuticals, Inc.(a)	2,894	355
Allergan PLC(a)	5,109	1,177
AmerisourceBergen Corp.	2,332	188
Amgen, Inc.	9,656	1,611
Anthem, Inc.	3,396	426
Baxter International, Inc.	6,316	301
Becton, Dickinson & Co.	2,747	494
Biogen, Inc.(a)	2,827	885
Boston Scientific Corp.(a)	17,558	418
Bristol-Myers Squibb Co.	21,559	1,162
C.R. Bard, Inc.	947	212
Cardinal Health, Inc.	4,110	319
Celgene Corp.(a)	10,001	1,045
Centene Corp.(a)	2,203	148
Cerner Corp.(a)	3,878	239
Cigna Corp.	3,311	431
Danaher Corp.	7,841	615
DaVita Healthcare Partners, Inc.(a)	2,135	141
Dentsply Sirona, Inc.	3,007	179
Edwards Lifesciences Corp.(a)	2,747	331
Eli Lilly & Co.	12,533	1,006
Endo International PLC(a)	2,558	52
Express Scripts Holding Co.(a)	8,132	574
Gilead Sciences, Inc.	17,027	1,347
HCA Holdings, Inc.(a)	3,811	288
Henry Schein, Inc.(a)	1,055	172
Hologic, Inc.(a)	3,580	139
Humana, Inc.	1,924	340
Illumina, Inc.(a)	1,892	344
Intuitive Surgical, Inc.(a)	497	360
Johnson & Johnson	35,300	4,169
Laboratory Corp. of America Holdings(a)	1,320	181
Mallinckrodt PLC(a)	1,390	97
McKesson Corp.	2,913	486
Medtronic PLC	17,831	1,540
Merck & Co., Inc.	35,680	2,227

See notes to schedules of investments.

Security Description	Shares	Value
Mettler-Toledo International, Inc.(a)	342	$144
Mylan NV(a)	5,936	226
Patterson Cos., Inc.	1,075	49
PerkinElmer, Inc.	1,412	79
Perrigo Co. PLC	1,848	171
Pfizer, Inc.	78,265	2,651
Quest Diagnostics, Inc.	1,794	152
Regeneron Pharmaceuticals, Inc.(a)	974	392
St. Jude Medical, Inc.	3,677	293
Stryker Corp.	4,009	467
The Cooper Cos., Inc.	629	113
Thermo Fisher Scientific, Inc.	5,088	808
UnitedHealth Group, Inc.	12,289	1,721
Universal Health Services, Inc., Class B	1,162	143
Varian Medical Systems, Inc.(a)	1,205	120
Vertex Pharmaceuticals, Inc.(a)	3,197	279
Waters Corp.(a)	1,040	165
Zimmer Holdings, Inc.	2,581	336
Zoetis, Inc.	6,387	332
		35,487
Industrials (9.6%):
3M Co.	7,798	1,374
Acuity Brands, Inc.	566	150
Alaska Air Group, Inc.	1,588	105
Allegion PLC	1,238	85
American Airlines Group, Inc.	6,837	250
AMETEK, Inc.	2,999	143
C.H. Robinson Worldwide, Inc.	1,841	130
Caterpillar, Inc.	7,538	668
Cintas Corp.	1,103	124
CSX Corp.	12,206	372
Cummins, Inc.	2,002	257
Deere & Co.	3,732	319
Delta Air Lines, Inc.	9,663	380
Dover Corp.	2,003	148
Dun & Bradstreet Corp.	468	64
Eaton Corp. PLC	5,867	386
Emerson Electric Co.	8,303	453
Equifax, Inc.	1,539	207
Expeditors International of Washington, Inc.	2,336	120
Fastenal Co.	3,728	156
FedEx Corp.	3,152	551
Flowserve Corp.	1,682	81
Fluor Corp.	1,797	92
Fortive Corp.	3,879	197
Fortune Brands Home & Security, Inc.	1,986	115
General Dynamics Corp.	3,703	575
General Electric Co.	115,626	3,424
Honeywell International, Inc.	9,818	1,145
Illinois Tool Works, Inc.	4,122	494
Ingersoll-Rand PLC	3,329	226
J.B. Hunt Transport Services, Inc.	1,135	92
Jacobs Engineering Group, Inc.(a)	1,567	81
Kansas City Southern	1,393	130
L-3 Communications Holdings, Inc.	997	150
Lockheed Martin Corp.	3,257	781
Masco Corp.	4,261	147
Nielsen Holdings PLC	4,334	232
Norfolk Southern Corp.	3,788	368
Northrop Grumman Corp.	2,304	493
PACCAR, Inc.	4,523	266
Parker-Hannifin Corp.	1,728	217
Pentair PLC	2,149	138
Pitney Bowes, Inc.	2,395	43
Quanta Services, Inc.(a)	1,949	55
Raytheon Co.	3,808	518
Republic Services, Inc., Class A	3,009	152
Robert Half International, Inc.	1,679	64
Rockwell Automation, Inc.	1,670	204

See notes to schedules of investments.

Security Description	Shares	Value
Rockwell Collins, Inc.	1,676	$141
Roper Technologies, Inc.	1,308	239
Ryder System, Inc.	690	46
Snap-on, Inc.	749	114
Southwest Airlines Co.	8,003	311
Stanley Black & Decker, Inc.	1,941	239
Stericycle, Inc.(a)	1,097	88
Textron, Inc.	3,477	138
The Boeing Co.	7,485	986
TransDigm Group, Inc.(a)	646	187
Union Pacific Corp.	10,747	1,048
United Continental Holdings, Inc.(a)	3,786	199
United Parcel Service, Inc., Class B	8,920	975
United Rentals, Inc.(a)	1,112	87
United Technologies Corp.	10,043	1,021
Verisk Analytics, Inc., Class A(a)	2,028	165
W.W. Grainger, Inc.	717	161
Waste Management, Inc.	5,250	335
Xylem, Inc.	2,312	121
		23,523
Information Technology (21.2%):
Accenture PLC, Class A	8,033	981
Activision Blizzard, Inc.	8,802	390
Adobe Systems, Inc.(a)	6,429	698
Akamai Technologies, Inc.(a)	2,254	119
Alliance Data Systems Corp.(a)	755	162
Alphabet, Inc., Class C(a)	3,812	2,963
Alphabet, Inc., Class A(a)	3,805	3,059
Amphenol Corp., Class A	3,984	259
Analog Devices, Inc.	3,967	256
Apple, Inc.	69,527	7,860
Applied Materials, Inc.	13,947	421
Autodesk, Inc.(a)	2,520	182
Automatic Data Processing, Inc.	5,886	519
Broadcom Ltd.	5,103	880
CA, Inc.	4,054	134
Cisco Systems, Inc.	64,899	2,059
Citrix Systems, Inc.(a)	2,010	171
Cognizant Technology Solutions Corp., Class A(a)	7,831	374
Corning, Inc.	13,379	316
CSRA, Inc.	1,879	51
eBay, Inc.(a)	13,548	446
Electronic Arts, Inc.(a)	3,881	331
F5 Networks, Inc.(a)	854	106
Facebook, Inc., Class A(a)	29,973	3,845
Fidelity National Information Services, Inc.	4,230	326
First Solar, Inc.(a)	991	39
Fiserv, Inc.(a)	2,836	282
FLIR Systems, Inc.	1,771	56
Global Payments, Inc.	1,982	152
Harris Corp.	1,603	147
Hewlett Packard Enterprises Co.	21,442	488
HP, Inc.	22,075	343
Intel Corp.	61,044	2,305
International Business Machines Corp.	11,224	1,783
Intuit, Inc.	3,162	348
Juniper Networks, Inc.	4,941	119
KLA-Tencor Corp.	2,013	140
Lam Research Corp.	2,068	196
Linear Technology Corp.	3,093	183
MasterCard, Inc., Class A	12,373	1,259
Microchip Technology, Inc.(b)	2,778	173
Micron Technology, Inc.(a)	13,399	238
Microsoft Corp.	100,547	5,792
Motorola Solutions, Inc.	2,151	164
NetApp, Inc.	3,596	129
NVIDIA Corp.	6,903	473
Oracle Corp.	38,833	1,525
Paychex, Inc.	4,140	240

See notes to schedules of investments.

Security Description	Shares	Value
PayPal Holdings, Inc.(a)	14,483	$593
Qorvo, Inc.(a)	1,650	92
QUALCOMM, Inc.	19,014	1,302
Red Hat, Inc.(a)	2,336	189
Salesforce.com, Inc.(a)	8,308	593
Seagate Technology PLC	3,853	149
Skyworks Solutions, Inc.	2,420	184
Symantec Corp.	7,943	199
TE Connectivity Ltd.	4,588	295
Teradata Corp.(a)	1,683	52
Texas Instruments, Inc.	12,944	908
The Western Union Co.	6,293	131
Total System Services, Inc.	2,134	101
VeriSign, Inc.(a)	1,199	94
Visa, Inc., Class A	24,340	2,012
Western Digital Corp.	3,668	214
Xerox Corp.	10,983	111
Xilinx, Inc.	3,271	178
Yahoo!, Inc.(a)	11,298	487
		51,366
Materials (2.7%):
Air Products & Chemicals, Inc.	2,794	420
Albemarle Corp.	1,450	124
Alcoa, Inc.	16,973	172
Avery Dennison Corp.	1,146	89
Ball Corp.	2,248	184
CF Industries Holdings, Inc.	3,008	73
E.I. du Pont de Nemours & Co.	11,281	755
Eastman Chemical Co.	1,906	129
Ecolab, Inc.	3,386	412
FMC Corp.	1,727	83
Freeport-McMoRan, Inc.	15,768	171
International Flavors & Fragrances, Inc.	1,027	147
International Paper Co.	5,305	256
LyondellBasell Industries NV, Class A	4,399	355
Martin Marietta Materials, Inc.	819	147
Monsanto Co.	5,646	577
Newmont Mining Corp.	6,846	269
Nucor Corp.	4,108	203
Owens-Illinois, Inc.(a)	2,091	38
PPG Industries, Inc.	3,436	355
Praxair, Inc.	3,681	445
Sealed Air Corp.	2,538	116
The Dow Chemical Co.	14,539	754
The Mosaic Co.	4,518	111
The Sherwin-Williams Co.	1,036	287
Vulcan Materials Co.	1,717	195
WestRock Co.	3,245	157
		7,024
Real Estate (3.0%):
American Tower Corp.	5,491	622
Apartment Investment & Management Co., Class A	2,021	93
AvalonBay Communities, Inc.	1,772	315
Boston Properties, Inc.	1,983	270
CBRE Group, Inc., Class A(a)	3,854	108
Crown Castle International Corp.	4,356	410
Digital Realty Trust, Inc.	1,895	184
Equinix, Inc.	917	330
Equity Residential	4,716	303
Essex Property Trust, Inc.	845	188
Extra Space Storage, Inc.	1,623	129
Federal Realty Investment Trust	915	141
General Growth Properties, Inc.	7,534	208
HCP, Inc.	6,033	229
Host Hotels & Resorts, Inc.	9,580	149
Iron Mountain, Inc.	3,159	119
Kimco Realty Corp.	5,420	157

See notes to schedules of investments.

Security Description	Shares	Value
Prologis, Inc.	6,799	$364
Public Storage	1,925	430
Realty Income Corp.	3,336	223
Simon Property Group, Inc.	4,054	840
SL Green Realty Corp.	1,294	140
The Macerich Co.	1,556	126
UDR, Inc.	3,446	124
Ventas, Inc.	4,533	320
Vornado Realty Trust	2,218	224
Welltower, Inc.	4,618	345
Weyerhaeuser Co.	9,660	309
		7,400
Telecommunication Services (2.6%):
AT&T, Inc.	79,379	3,224
CenturyLink, Inc.	7,045	193
Frontier Communications Corp.(b)	15,136	63
Level 3 Communications, Inc.(a)	3,757	174
Verizon Communications, Inc.	52,597	2,734
		6,388
Utilities (3.3%):
AES Corp.	8,504	109
Alliant Energy Corp.	2,933	112
Ameren Corp.	3,130	154
American Electric Power Co., Inc.	6,345	407
American Water Works Co., Inc.	2,296	172
CenterPoint Energy, Inc.	5,557	129
CMS Energy Corp.	3,601	151
Consolidated Edison, Inc.	3,928	296
Dominion Resources, Inc.	8,074	601
DTE Energy Co.	2,316	217
Duke Energy Corp.	8,889	711
Edison International	4,204	304
Entergy Corp.	2,310	177
Eversource Energy	4,093	222
Exelon Corp.	11,908	396
FirstEnergy Corp.	5,487	182
NextEra Energy, Inc.	6,026	738
NiSource, Inc.	4,157	100
NRG Energy, Inc.	4,068	46
PG&E Corp.	6,432	393
Pinnacle West Capital Corp.	1,435	109
PPL Corp.	8,750	302
Public Service Enterprise Group, Inc.	6,528	273
SCANA Corp.	1,844	133
Sempra Energy	3,223	345
The Southern Co.	12,628	648
WEC Energy Group, Inc.	4,073	244
Xcel Energy, Inc.	6,554	270
		7,941
Total Common Stocks (Cost $74,801)		241,795

Collateral for Securities Loaned (0.2%)
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(c)	237,873	238
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(c)	278,810	279
Total Collateral for Securities Loaned (Cost $517)		517
Total Investments (Cost $75,318) — 99.5%		242,312
Other assets in excess of liabilities — 0.5%		1,118
NET ASSETS - 100.00%		$243,430

(a)	Non-income producing security.

See notes to schedules of investments.

(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

PLC—Public Liability Co.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	15	12/16/16	$1,620,300	$77
				$77

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Mid-Cap Core Growth Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Consumer Discretionary (16.3%):
Advance Auto Parts, Inc.	400,100	$59,663
Burlington Stores, Inc.(a)	417,800	33,850
Carter’s, Inc.	202,300	17,541
Darden Restaurants, Inc.	364,400	22,345
Discovery Communications, Inc., Class A(a)(b)	885,300	23,832
Discovery Communications, Inc., Class C(a)	884,300	23,266
Dollar Tree, Inc.(a)	268,200	21,169
Liberty Broadband Corp., Class A(a)	430,261	30,187
Liberty Broadband Corp., Class C(a)	771,221	55,127
Liberty Siriusxm Group CL A, Class A(a)	739,946	25,143
Liberty Siriusxm Group CL C, Class C(a)	1,242,792	41,522
Newell Rubbermaid, Inc.	1,209,800	63,708
NVR, Inc.(a)	14,300	23,450
Panera Bread Co., Class A(a)	260,000	50,627
Ross Stores, Inc.	1,792,800	115,277
Royal Caribbean Cruises Ltd.	761,500	57,074
Thor Industries, Inc.	935,000	79,195
Wynn Resorts Ltd.	294,700	28,710
		771,686
Consumer Staples (4.4%):
Church & Dwight Co., Inc.	1,581,800	75,800
Monster Beverage Corp.(a)	440,600	64,684
WhiteWave Foods Co., Class A(a)	1,240,300	67,510
		207,994
Energy (4.3%):
Concho Resources, Inc.(a)	580,000	79,664
Diamondback Energy, Inc.(a)	763,200	73,679
Gulfport Energy Corp.(a)	1,021,500	28,857
Oceaneering International, Inc.	642,200	17,667
		199,867
Financials (12.8%):
Affiliated Managers Group, Inc.(a)	517,600	74,897
Ally Financial, Inc.	3,445,000	67,074
Northern Trust Corp.	997,100	67,793
Radian Group, Inc.	3,363,500	45,575
Reinsurance Group of America, Inc.	926,200	99,974
Signature Bank(a)	606,475	71,837
SLM Corp.(a)	7,914,900	59,124
SunTrust Banks, Inc.	1,090,200	47,751
SVB Financial Group(a)	631,600	69,817
		603,842
Health Care (10.9%):
Agilent Technologies, Inc.	1,357,700	63,934
BioMarin Pharmaceutical, Inc.(a)	918,725	85,000
C.R. Bard, Inc.	376,300	84,397
Centene Corp.(a)	1,048,600	70,214
HealthSouth Corp.	1,867,600	75,769
PerkinElmer, Inc.	1,372,400	77,005
VCA, Inc.(a)	833,000	58,293
		514,612
Industrials (12.3%):
A.O. Smith Corp.	861,600	85,118
Acuity Brands, Inc.	335,400	88,747
AMETEK, Inc.	1,127,900	53,891
Carlisle Cos., Inc.	590,500	60,568
Fortune Brands Home & Security, Inc.	1,330,400	77,296
Hd Supply Holdings, Inc.(a)	702,300	22,460
KAR Auction Services, Inc.	1,574,100	67,938
Owens Corning, Inc.	479,300	25,590
Verisk Analytics, Inc., Class A(a)	797,700	64,837

See notes to schedules of investments.

Security Description	Shares	Value
WABCO Holdings, Inc.(a)	304,600	$34,581
		581,026
Information Technology (16.6%):
Amphenol Corp., Class A	1,004,000	65,179
Broadcom Ltd.	549,300	94,765
CDW Corp. of Delaware	1,200,800	54,913
Fidelity National Information Services, Inc.	1,311,500	101,025
IPG Photonics Corp.(a)	619,900	51,049
j2 Global, Inc.	774,400	51,583
Microchip Technology, Inc.(b)	1,294,900	80,465
Palo Alto Networks, Inc.(a)	219,200	34,925
PTC, Inc.(a)	1,381,600	61,219
Red Hat, Inc.(a)	1,042,400	84,257
Skyworks Solutions, Inc.	943,200	71,815
Western Digital Corp.	640,000	37,421
		788,616
Materials (6.3%):
Bemis Co., Inc.	1,045,400	53,326
Eagle Materials, Class A	518,500	40,080
Gcp Applied Technologies(a)	639,800	18,119
LyondellBasell Industries NV, Class A	796,200	64,221
RPM International, Inc.	1,296,500	69,648
W.R. Grace & Co.	634,300	46,811
		292,205
Real Estate (8.0%):
CBRE Group, Inc., Class A(a)	891,000	24,930
Digital Realty Trust, Inc.	678,525	65,899
Essex Property Trust, Inc.	230,850	51,410
Kilroy Realty Corp.	862,500	59,814
Kimco Realty Corp.	1,876,600	54,328
Sun Communities, Inc.	312,600	24,533
The Macerich Co.	1,118,700	90,470
		371,384
Telecommunication Services (1.8%):
SBA Communications Corp.(a)	767,200	86,049

Utilities (4.7%):
Black Hills Corp.(b)	559,900	34,277
CenterPoint Energy, Inc.	2,379,500	55,276
NiSource, Inc.	2,502,400	60,333
Sempra Energy	637,200	68,302
		218,188
Total Common Stocks (Cost $3,289,320)		4,635,469

Exchange-Traded Funds (1.6%)
SPDR S&P MidCap 400 ETF	268,488	75,786
Total Exchange-Traded Funds (Cost $74,188)		75,786

Collateral for Securities Loaned (1.4%)
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(c)	31,427,349	31,427
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(c)	36,835,895	36,836
Total Collateral for Securities Loaned (Cost $68,263)		68,263
Total Investments (Cost $3,431,771) — 101.4%		4,779,518
Liabilities in excess of other assets — (1.4)%		(67,043)
NET ASSETS - 100.00%		$4,712,475

See notes to schedules of investments.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Small Cap Growth Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.9%)
Communications Equipment (3.0%):
CalAmp Corp.(a)	2,950	$41
Lumentum Holdings, Inc.(a)	1,166	49
Silicom Ltd.	1,622	67
		157
Consumer Discretionary (15.8%):
Brunswick Corp.	1,106	54
Burlington Stores, Inc.(a)	1,301	106
Cable One, Inc.	121	71
Dave & Buster’s Enterntainment, Inc.(a)	1,758	69
Drew Industries, Inc.	742	72
Gentherm, Inc.(a)	1,169	37
Liberty Broadband Corp., Class A(a)	1,118	78
Lithia Motors, Inc.	591	56
Planet Fitness, Inc., Class A(a)(b)	2,330	47
Pool Corp.	665	63
Skechers U.S.A., Inc., Class A(a)	1,413	32
Tenneco, Inc.(a)	1,013	59
Texas Roadhouse, Inc.	1,201	47
The Tile Shop Holdings, Inc.(a)	2,173	36
		827
Consumer Staples (2.7%):
Spectrum Brands Holdings, Inc.(b)	501	69
The Hain Celestial Group, Inc.(a)	1,005	36
United Natural Foods, Inc.(a)	866	35
		140
Electronic Equipment, Instruments & Components (2.6%):
ePlus, Inc.(a)	928	88
Napco Security Systems, Inc.(a)	6,839	49
		137
Energy (2.1%):
Diamondback Energy, Inc.(a)	703	67
Matador Resources Co.(a)	1,667	41
		108
Financials (4.8%):
BofI Holding, Inc.(a)	1,740	39
Employers Holdings, Inc.	1,396	42
Peapack-Gladstone Financial Corp.	2,772	62
Radian Group, Inc.	957	13
Silvercrest Asset Management Group, Inc.	3,778	45
SLM Corp.(a)	6,398	48
		249
Health Care (22.0%):
Acadia Pharmaceuticals, Inc.(a)	476	15
Adamas Pharmaceuticals, Inc.(a)	1,002	16
Adeptus Health, Inc., Class A(a)	678	29
Aduro Biotech, Inc.(a)	975	12
Advaxis, Inc.(a)	1,301	14
Agenus, Inc.(a)	3,428	25
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,340	25
Atricure, Inc.(a)	3,031	48
Bluebird Bio, Inc.(a)	312	21
Cambrex Corp.(a)	1,000	44
Celldex Therapeutics, Inc.(a)	1,457	6
Cempra, Inc.(a)	825	20
Cepheid(a)	1,125	60
Clovis Oncology, Inc.(a)	174	6
Corium International, Inc.(a)	4,351	24
Curis, Inc.(a)	7,436	19
Dynavax Technologies Corp.(a)	1,444	15
Esperion Therapeutics, Inc.(a)	260	4
Foamix Pharmaceuticals Ltd.(a)	1,887	17

See notes to schedules of investments.

Security Description	Shares	Value
GenMark Diagnostics, Inc.(a)	5,977	$71
HealthSouth Corp.	1,274	51
ICU Medical, Inc.(a)	414	52
Idera Pharmaceuticals, Inc.(a)(b)	8,717	22
Insys Therapeutics, Inc.(a)	896	11
Integer Holdings Corp.(a)(b)	1,116	24
Keryx Biopharmaceuticals, Inc.(a)(b)	2,619	14
Lemaitre Vascular, Inc.	1,901	38
Lexicon Pharmaceuticals(a)	1,444	26
Medgenics, Inc.(a)	3,541	20
Merit Medical Systems, Inc.(a)	3,557	86
MiMedx Group, Inc.(a)(b)	2,768	24
Nektar Therapeutics(a)	2,747	48
Neurocrine Biosciences, Inc.(a)	613	31
Portola Pharmaceuticals, Inc.(a)	990	22
RadNet, Inc.(a)	6,703	50
Rigel Pharmaceuticals, Inc.(a)	6,599	24
Synergy Pharmaceuticals, Inc.(a)	3,651	20
TG Therapeutics, Inc.(a)	1,867	14
Trevena, Inc.(a)	2,448	17
Ultragenyx Pharmaceutical, Inc.(a)	294	21
Xencor, Inc.(a)	1,552	38
		1,144
Industrials (16.4%):
Apogee Enterprises, Inc.	1,902	86
Applied Industrial Technologies, Inc.	1,089	51
Astronics Corp.(a)	1,467	66
Caesarstone Sdot Yam Ltd.(a)	1,008	38
Comfort Systems USA, Inc.	1,231	36
Continental Building Products, Inc.(a)	2,735	57
Lydall, Inc.(a)	1,719	88
Marten Transport Ltd.	2,632	55
Mueller Water Products, Inc., Class A	4,576	57
On Assignment, Inc.(a)	1,573	57
PGT, Inc.(a)	6,465	69
Trex Co., Inc.(a)	1,200	70
TrueBlue, Inc.(a)	2,021	46
Watsco, Inc.	477	67
		843
Internet Software & Services (2.3%):
j2 Global, Inc.	816	54
LogMeIn, Inc.	714	65
		119
IT Services (6.1%):
EPAM Systems, Inc.(a)	872	60
Euronet Worldwide, Inc.(a)	1,065	87
Perficient, Inc.(a)	2,879	58
Syntel, Inc.(a)	1,065	45
WNS (Holdings) Ltd., ADR(a)	2,351	70
		320
Materials (2.3%):
Berry Plastics Group, Inc.(a)	1,249	55
Trinseo SA	1,132	64
		119
Real Estate (3.1%):
Colliers International Group, Inc.	942	40
Firstservice Corp.	1,060	49
Retail Opportunity Investments Corp.	1,880	42
Sun Communities, Inc.	413	32
		163
Semiconductors & Semiconductor Equipment (3.4%):
Inphi Corp.(a)(b)	1,248	54
ON Semiconductor Corp.(a)	5,278	66

See notes to schedules of investments.

Security Description	Shares	Value
PDF Solutions, Inc.(a)	3,149	$57
		177
Software (8.8%):
BroadSoft, Inc.(a)	495	23
Imperva, Inc.(a)	874	47
Monotype Imaging Holdings, Inc.	1,806	40
PTC, Inc.(a)	1,636	73
QAD, Inc.	2,396	54
SS&C Technologies Holdings, Inc.	1,621	52
Synchronoss Technologies, Inc.(a)	1,223	50
Take-Two Interactive Software(a)	1,286	58
Zix Corp.(a)	13,708	56
		453
Technology Hardware, Storage & Peripherals (0.5%):
Immersion Corp.(a)	3,414	28
Total Common Stocks (Cost $4,864)		4,984

Exchange-Traded Funds (2.7%)
iShares Russell 2000 Growth ETF	957	142
Total Exchange-Traded Funds (Cost $131)		142

Collateral for Securities Loaned (4.7%)
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(c)	112,623	113
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(c)	132,004	132
Total Collateral for Securities Loaned (Cost $245)		245
Total Investments (Cost $5,240) — 103.3%		5,371
Liabilities in excess of other assets — (3.3)%		(172)
NET ASSETS - 100.00%		$5,199

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent Emerging Markets Small-Cap Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.8%)
Brazil (6.1%):
Consumer Discretionary (1.8%):
SER Educacional SA	3,800	$20
Smiles SA	3,200	54
		74
Consumer Staples (1.3%):
Sao Martinho SA	3,000	54
Energy (0.5%):
Qgep Paticipacoes SA	15,300	22
Financials (0.9%):
Banco ABC Brasil SA	9,600	40
Health Care (0.9%):
Fleury SA	3,100	37
Utilities (0.7%):
EDP - Energias do Brasil SA	6,400	28
		255
Chile (0.8%):
Consumer Staples (0.8%):
Vina Concha y Toro SA	19,923	35
China (13.5%):
Consumer Discretionary (4.5%):
Best Pacific International Holdings Ltd.	36,000	31
China Lodging Group Ltd., ADR	672	30
Huangshan Tourism Development Co. Ltd., Class B	17,450	26
Minth Group Ltd.	14,000	49
Xtep International Holdings Ltd.	41,000	19
Zhongsheng Group Holdings, Ltd.	33,000	32
		187
Consumer Staples (1.1%):
Anhui Gujing Distillery Co. Ltd., Class B	12,100	47
Energy (0.5%):
Hilong Holdings Ltd.	149,000	22
Industrials (1.1%):
CRCC High-Tech Equipment Corp. Ltd., Class H (b)	43,000	20
Shenzhen Expressway Co. Ltd., Class H	22,000	23
		43
Information Technology (4.7%):
BYD Electronic (International) Co. Ltd.	28,500	24
Chinasoft International Ltd. (c)	44,000	20
Daqo New Energy Corp., ADR (c)	1,206	26
Hollysys Automation Technologies, Ltd. (c)	1,215	27
Hua Hong Semiconductor Ltd.	21,000	25
Sunny Optical Technology Group Co. Ltd.	10,000	50
Xinyi Solar Holdings Ltd. (d)	62,000	23
		195
Real Estate (1.0%):
Logan Property Holdings Co. Ltd. (d)	92,000	42
Utilities (0.6%):
Huadian Fuxin Energy Corp. Ltd., Class H	110,000	26
		562
Egypt (0.6%):
Financials (0.6%):
Credit Agricole Egypt	9,849	26
Greece (0.5%):
Consumer Discretionary (0.5%):
Ff Group (c)	852	21

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Hong Kong (8.9%):
Consumer Discretionary (2.3%):
China Maple Leaf Educational Systems Ltd.	30,000	$28
Pou Sheng International Holdings, Ltd.	88,000	29
Skyworth Digital Holdings Ltd.	51,285	37
		94
Financials (0.6%):
Far East Horizon Ltd.	24,000	23
Health Care (0.6%):
Dawnrays Pharmaceutical (Holdings) Ltd.	36,000	24
Industrials (1.5%):
China High Speed Transmission Equipment Group Co. Ltd.	63,000	64
Materials (1.6%):
Lee & Man Paper Manufacturing Ltd.	75,000	68
Real Estate (1.7%):
Shenzhen Investment Ltd.	152,000	73
Utilities (0.6%):
Canvest Environmental Protection Group Co. Ltd.	54,000	25
		371
Hungary (0.7%):
Telecommunication Services (0.7%):
Magyar Telekom Telecommunications PLC	18,168	30
India (11.0%):
Consumer Discretionary (1.2%):
Apollo Tyres, Ltd.	6,732	22
Srf, Ltd.	1,125	30
		52
Consumer Staples (0.7%):
Balrampur Chini Mills, Ltd.	18,833	31
Energy (0.9%):
Mangalore Refinery and Petrochemicals Ltd. (c)	29,111	38
Financials (1.8%):
Indian Bank	8,318	27
Reliance Capital Ltd.	3,066	25
SKS Microfinance Ltd. (c)	1,736	23
		75
Health Care (0.7%):
Syngene International Ltd.	4,227	30
Industrials (1.1%):
Finolex Cables Ltd.	6,675	44
Information Technology (1.1%):
Eclerx Services, Ltd.	914	21
Mphasis, Ltd. (c)	3,079	24
		45
Materials (1.4%):
Dalmia Bharat Ltd.	2,143	60
Real Estate (0.7%):
Housing Development & Infrastructure Ltd. (c)	23,394	28
Telecommunication Services (0.6%):
Tata Communications, Ltd.	2,859	24
Utilities (0.8%):
Indraprastha Gas Ltd.	2,739	32
		459
Indonesia (1.7%):
Energy (0.8%):
Tambang Batubara Bukit Asam Tbk PT	45,300	33

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financials (0.9%):
PT Bank Pembangunan Daerah Jawa Barat dan Banten TBK	298,500	$37
		70
Korea, Republic Of (17.4%):
Consumer Discretionary (2.6%):
Handsome Co. Ltd.	1,185	44
Nexen Tire Corp.	3,213	43
SL Corp.	1,455	22
		109
Consumer Staples (1.7%):
Dongwon Industries Co., Ltd.	146	40
Maeil Dairy Industry Co. Ltd.	938	29
		69
Financials (1.5%):
KB Insurance Co. Ltd.	938	23
KIWOOM Securities Co. Ltd.	588	39
		62
Health Care (4.1%):
Daewon Pharmaceutical Co. Ltd.	1,778	31
Dongkook Pharmaceutical Co. Ltd.	517	28
Hugel, Inc. (c)	106	41
Samjin Pharmaceutical Co. Ltd.	862	25
Vieworks Co. Ltd.	812	48
		173
Industrials (1.0%):
Korea Electric Terminal Co. Ltd.	273	19
LG International Corp.	684	22
		41
Information Technology (3.4%):
Com2us Corp. (c)	434	39
DuzonBIzon Co. Ltd.	857	17
SFA Engineering Corp.	665	33
Tes Co. Ltd.	1,198	25
WiSol Co. Ltd.	2,416	29
		143
Materials (3.1%):
Korea Petro Chemical Industries	95	19
Poongsan Corp.	1,552	48
Soulbrain Co. Ltd.	1,102	61
		128
		725
Luxembourg (0.5%):
Materials (0.5%):
Ternium SA, ADR	1,051	21
Malaysia (3.0%):
Consumer Discretionary (0.5%):
Padini Holdings BHD	31,700	22
Health Care (0.5%):
Supermax Corp.Berhad	36,500	19
Industrials (0.7%):
AirAsia Berhad	41,000	28
Information Technology (0.7%):
Unisem (M) Berhad	50,100	31
Real Estate (0.6%):
Uoa Development BHD	40,400	24
		124
Mexico (4.5%):
Consumer Discretionary (0.4%):
Consorcio ARA SAB de CV (d)	49,100	17

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financials (0.6%):
Bolsa Mexicana de Valores SAB de CV	15,700	$25
Industrials (0.9%):
OHL Mexico SAB de CV (c)	27,000	36
Materials (1.2%):
Alpek Sab de CV	28,600	49
Real Estate (1.4%):
Macquarie Mexico Real Estate Management SA de CV	26,000	32
Prologis Property Mexico SA de CV	16,600	27
		59
		186
Philippines (0.7%):
Industrials (0.7%):
Cebu Air, Inc.	13,180	31
Poland (0.7%):
Industrials (0.7%):
Budimex	537	29
Russian Federation (4.9%):
Consumer Staples (0.7%):
Ros Agro PLC, Registered Shares, GDR (b)	2,130	28
Financials (1.6%):
Moscow Exchange MICEX	33,571	68
Industrials (0.7%):
Aeroflot - Russian Airlines PJSC (c)	16,000	30
Materials (1.0%):
ALROSA AO	28,938	40
Real Estate (0.5%):
LSR Group P.J.S.C., GDR (b)(c)	6,788	19
Telecommunication Services (0.4%):
Rostelecom PJSC	13,090	17
		202
Singapore (0.9%):
Real Estate (0.9%):
Yanlord Land Group Ltd.	36,600	38
South Africa (3.6%):
Consumer Discretionary (0.6%):
Super Group Ltd. (c)	7,543	23
Industrials (0.7%):
Raubex Group Ltd.	16,762	30
Materials (2.3%):
Sappi Ltd. (c)	12,285	64
Sibanye Gold Ltd.	9,493	34
		98
		151
Taiwan (10.8%):
Consumer Discretionary (1.8%):
Gourmet Master Co., Ltd.	2,000	20
Taiwan Paiho Ltd.	15,000	54
		74
Health Care (1.8%):
Formosa Laboratories, Inc.	10,000	29
St.Shine Optical Co. Ltd.	2,000	46
		75
Industrials (2.1%):
Kung Long Batteries Industrial Co. Ltd.	9,000	43
Sinmag Equipment Corp.	5,000	23

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Turvo International Co., Ltd.	8,000	$21
		87
Information Technology (5.1%):
Arcadyan Technology Corp.	21,000	43
Axiomtek Co. Ltd.	8,000	15
Chroma ATE, Inc.	11,000	30
Powertech Technology, Inc.	18,000	47
Silicon Motion Technology Corp., ADR	1,055	55
Sitronix Technology Corp.	7,000	23
		213
		449
Thailand (3.5%):
Financials (1.0%):
Thanachart Capital PLC (c)	35,100	41
Information Technology (1.1%):
KCE Electronics Public Co. Ltd.	14,400	44
Real Estate (1.4%):
AP Thailand PLC	117,000	25
Supalai Public Co. Ltd.	48,000	34
		59
		144
Turkey (1.5%):
Industrials (0.8%):
Tekfen Holding AS	12,989	34
Materials (0.7%):
Akcansa Cimento AS	6,427	27
		61
Total Common Stocks (Cost $3,509)		3,990

Preferred Stocks (0.5%)
Russian Federation (0.5%):
Energy (0.5%):
Ak Transneft OAO	11	23
Total Preferred Stocks (Cost $24)		23

Exchange-Traded Funds (2.8%)
United States (2.8%):
iShares MSCI China Small-Cap ETF	1,213	54
iShares MSCI Emerging Markets Small-Cap ETF	1,411	63
		117
Total Exchange-Traded Funds (Cost $107)		117

Collateral for Securities Loaned (0.5%)
United States (0.5%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(e)	8,502	9
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(e)	9,965	10
Total Collateral for Securities Loaned (Cost $19)		19
Total Investments (Cost $3,659) — 99.6%		4,149
Other assets in excess of liabilities — 0.4%		18
NET ASSETS - 100.00%		$4,167

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Chile, and Mexico were fair valued at September 30, 2016.

See notes to schedules of investments.

(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2016, the fair value of these securities was $67(thousands) and amounted to 1.7% of net assets.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PLC—Public Liability Co.

SER—Series

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent International Fund-Core Equity	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.4%)
Australia (5.5%):
Consumer Staples (0.4%):
Treasury Wine Estates Ltd.	9,749	$83
Energy (0.5%):
Beach Energy Ltd.	211,266	108
Financials (1.9%):
Australia & New Zealand Banking Group Ltd.	4,767	102
Macquarie Group Ltd.	4,068	257
Westpac Banking Corp.	2,808	64
		423
Industrials (0.3%):
Qantas Airways Ltd.	23,741	57
Materials (1.0%):
Rio Tinto Ltd.	5,342	212
Real Estate (1.2%):
Dexus Property Group	18,324	129
Lendlease Group	7,010	76
Mirvac Group	37,112	64
		269
Telecommunication Services (0.2%):
Vocus Communications Ltd.	8,790	42
		1,194
Austria (0.8%):
Financials (0.6%):
Erste Group Bank AG	4,419	131
Materials (0.2%):
Voestalpine AG	1,521	52
		183
Belgium (0.8%):
Financials (0.4%):
KBC Groep NV (b)	1,416	83
Materials (0.4%):
Solvay SA	794	92
		175
Brazil (1.1%):
Consumer Discretionary (0.6%):
Smiles SA	8,400	140
Financials (0.5%):
Banco Santander Brasil SA	16,100	109
		249
Canada (6.8%):
Consumer Discretionary (0.4%):
Magna International, Inc.	2,014	86
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc., Class B	2,246	109
Energy (2.4%):
Birchcliff Energy Ltd. (b)	14,064	98
Parex Resources, Inc. (b)	14,740	187
Raging River Exploration, Inc. (b)	10,903	90
Seven Generations Energy Ltd., Class A (b)	6,354	153
		528
Financials (2.6%):
Canadian Imperial Bank of Commerce	2,378	185
Industrial Alliance Insurance	2,306	83
Royal Bank of Canada	3,037	188
Sun Life Financial, Inc.	3,534	115
		571

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.4%):
Air Canada (b)	10,406	$84
Materials (0.5%):
OceanaGold Corp.	34,270	103
		1,481
China (5.0%):
Consumer Discretionary (0.4%):
Chongqing Changan Automobile Co. Ltd.	46,826	77
Energy (0.3%):
China Petroleum & Chemical Corp.	90,000	66
Financials (1.7%):
Bank of China Ltd.	237,275	110
Industrial & Commercial Bank of China Ltd.	257,250	163
PICC Property & Casualty Co. Ltd.	58,000	97
		370
Health Care (0.3%):
Sinopharm Group Co. Ltd.	12,800	62
Industrials (0.5%):
China Railway Construction Corp. Ltd.	97,575	112
Information Technology (1.8%):
AAC Technologies Holdings, Inc.	10,000	101
Alibaba Group Holding Ltd., ADR (b)	801	85
NetEase, Inc., ADR	430	104
Tencent Holdings Ltd.	3,900	108
		398
		1,085
Denmark (1.6%):
Consumer Discretionary (0.7%):
Pandora A/S	1,366	166
Financials (0.5%):
Danske Bank A/S	3,494	102
Industrials (0.4%):
Vestas Wind Systems A/S	972	80
		348
Finland (0.4%):
Telecommunication Services (0.4%):
Elisa Oyj	2,350	87
France (7.2%):
Consumer Discretionary (1.1%):
Renault SA	1,078	88
Valeo SA	2,583	151
		239
Consumer Staples (0.7%):
Danone SA	1,921	143
Energy (0.9%):
Total SA (c)	3,313	158
Total SA, ADR	714	34
		192
Financials (1.1%):
AXA SA	2,798	59
BNP Paribas SA	3,612	186
		245
Industrials (1.3%):
Teleperformance	1,377	147
Thales SA	758	70
Vinci SA	997	76
		293
Information Technology (0.6%):
Cap Gemini SA	1,316	129

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Real Estate (0.5%):
Nexity SA	1,903	$100
Telecommunication Services (0.5%):
Orange SA	7,027	110
Utilities (0.5%):
Veolia Environnement SA	4,644	107
		1,558
Germany (6.0%):
Consumer Discretionary (0.3%):
Daimler AG, Registered Shares	1,056	75
Consumer Staples (0.6%):
Henkel AG And Co.	975	133
Financials (0.8%):
Hannover Rueck SE	1,574	169
Health Care (1.4%):
Bayer AG	581	58
Fresenius SE & Co. KGaA	2,154	172
Merck KGaA	621	67
		297
Industrials (1.0%):
Deutsche Post AG	2,114	66
Siemens AG	1,353	159
		225
Information Technology (0.7%):
Infineon Technologies AG	4,652	83
SAP SE	793	72
		155
Materials (0.6%):
BASF SE	1,521	130
Telecommunication Services (0.6%):
Deutsche Telekom AG, Registered Shares	7,675	129
		1,313
Hong Kong (1.9%):
Consumer Staples (0.4%):
WH Group Ltd.	115,500	93
Financials (0.3%):
BOC Hong Kong Holdings Ltd.	20,500	70
Real Estate (0.9%):
Cheung Kong Property Holdings Ltd.	13,395	99
China Overseas Land & Investment Ltd., Class H	24,000	82
		181
Utilities (0.3%):
CLP Holdings Ltd.	6,500	67
		411
India (2.3%):
Consumer Discretionary (0.4%):
Tata Motors Ltd.	9,153	73
Energy (0.6%):
Reliance Industries Ltd.	8,228	134
Financials (0.4%):
Indiabulls Housing Finance Ltd.	7,188	90
Health Care (0.3%):
Aurobindo Pharma Ltd.	4,961	64
Information Technology (0.3%):
HCL Technologies Ltd.	5,636	68
Utilities (0.3%):
Power Grid Corp. of India, Ltd.	26,824	71
		500

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Indonesia (0.8%):
Telecommunication Services (0.4%):
PT Telekomunikasi Indonesia Persero TBK	275,200	$92
Utilities (0.4%):
PT Perusahaan Gas Negara Persero TBK	340,000	75
		167
Ireland (2.3%):
Consumer Discretionary (0.4%):
WPP PLC	3,378	79
Health Care (1.3%):
ICON PLC (b)	1,492	116
Shire PLC	2,616	169
		285
Materials (0.6%):
CRH PLC	4,166	138
		502
Israel (0.7%):
Health Care (0.4%):
Teva Pharmaceutical Industries Ltd.	2,005	93
Information Technology (0.3%):
Mellanox Technologies Ltd. (b)	1,412	61
		154
Italy (1.4%):
Energy (0.3%):
Eni SpA	4,027	58
Industrials (0.3%):
Finmeccanica SpA (b)	6,454	73
Utilities (0.8%):
A2A SpA	44,906	63
Enel SpA	23,282	104
		167
		298
Japan (15.7%):
Consumer Discretionary (3.0%):
Bandai Namco Holdings, Inc.	2,200	67
Fuji Heavy Industries Ltd.	4,400	165
Koito Manufacturing Co. Ltd.	1,900	93
Nissan Motor Co. Ltd.	17,300	170
Nitori Holdings Co. Ltd.	500	60
Sekisui House Ltd.	6,000	102
		657
Consumer Staples (1.0%):
Matsumotokiyoshi Holdings Co. Ltd.	1,200	62
MEIJI Holdings Co. Ltd.	1,500	149
		211
Financials (2.7%):
Chiba Bank Ltd. (c)	11,700	66
Mizuho Financial Group, Inc.	64,300	108
ORIX Corp.	11,900	176
Sumitomo Mitsui Financial Group, Inc.	3,525	119
Tokio Marine Holdings, Inc.	3,200	123
		592
Health Care (1.2%):
Astellas Pharma, Inc.	7,100	111
Shionogi & Co. Ltd.	2,700	138
		249
Industrials (3.3%):
Asahi Glass Co. Ltd.	12,000	78
Central Japan Railway Co.	1,100	188

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
ITOCHU Corp.	6,400	$81
Mitsubishi Electric Corp.	5,000	64
Mitsui & Co. Ltd.	4,800	66
OBAYASHI Corp.	9,000	89
Taisei Corp.	10,000	75
Toshiba Corp. (b)	20,000	67
		708
Information Technology (1.3%):
Fujifilm Holdings Corp.	2,300	85
Oracle Corp. Japan	1,100	62
Tokyo Electron Ltd.	1,600	142
		289
Materials (0.8%):
Toray Industries, Inc.	7,000	68
Ube Industries Ltd.	54,000	104
		172
Real Estate (0.9%):
Daiwa House Industry Co. Ltd.	6,900	189
Telecommunication Services (1.3%):
KDDI Corp.	3,800	118
Nippon Telegraph & Telephone Corp.	3,700	169
		287
Utilities (0.2%):
Kansai Electric Power Co. (b)	4,900	45
		3,399
Korea, Republic Of (3.3%):
Consumer Discretionary (0.3%):
Kangwon Land, Inc.	1,932	69
Consumer Staples (0.3%):
KT&G Corp.	581	66
Financials (0.4%):
Industrial Bank of Korea	8,393	92
Information Technology (1.1%):
Samsung Electronics Co. Ltd.	169	246
Materials (0.6%):
Lotte Chemical Corp.	207	57
POSCO	291	60
		117
Telecommunication Services (0.6%):
KT Corp., ADR (c)	7,535	121
		711
Luxembourg (0.7%):
Consumer Discretionary (0.3%):
RTL Group SA	706	59
Materials (0.4%):
Arcelormittal (b)	16,786	102
		161
Mexico (1.2%):
Consumer Staples (0.4%):
Gruma SAB de CV, Class B	6,720	88
Industrials (0.4%):
OHL Mexico SAB de CV (b)	60,700	81
Real Estate (0.4%):
Macquarie Mexico Real Estate Management SA de CV	77,100	94
		263
Netherlands (2.2%):
Consumer Staples (0.9%):
Koninklijke Ahold Delhaize NV	8,341	190

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financials (0.3%):
ING Groep NV	5,904	$73
Industrials (1.0%):
AerCap Holdings NV (b)	2,821	108
Wolters Kluwer NV	2,340	100
		208
		471
Portugal (0.8%):
Energy (0.5%):
Galp Energia SGPS SA	8,056	110
Utilities (0.3%):
EDP - Energias de Portugal SA	18,476	62
		172
Russian Federation (1.3%):
Energy (0.3%):
LUKOIL PJSC, ADR	1,566	76
Financials (1.0%):
Moscow Exchange MICEX	103,910	210
		286
Singapore (0.5%):
Financials (0.5%):
DBS Group Holdings Ltd.	10,500	119
South Africa (1.5%):
Consumer Discretionary (0.4%):
Naspers Ltd.	508	88
Financials (0.4%):
Nedbank Group Ltd.	4,268	70
Materials (0.4%):
Sappi Ltd. (b)	17,630	91
Telecommunication Services (0.3%):
Telkom SA SOC Ltd.	15,430	68
		317
Spain (2.4%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	1,705	63
Energy (0.4%):
Repsol SA	6,474	88
Industrials (0.6%):
ACS, Actividades de Construccion y Servicios SA	2,420	73
Aena SA	441	65
		138
Telecommunication Services (0.3%):
Telefonica SA	5,904	60
Utilities (0.8%):
Enagas SA	2,575	77
Iberdrola SA	13,023	89
		166
		515
Sweden (0.9%):
Consumer Discretionary (0.3%):
Electrolux AB	2,266	57
Consumer Staples (0.6%):
Svenska Cellulosa AB SCA, B Shares	4,523	134
		191

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Switzerland (6.2%):
Consumer Staples (0.7%):
Nestle SA,, Registered Shares	2,004	$159
Financials (1.3%):
Swiss Life Holding AG	634	164
Swiss Re AG	770	70
UBS Group AG, Registered Shares	3,749	51
		285
Health Care (3.1%):
Actelion Ltd.	1,057	184
Lonza Group AG, Registered Shares	770	147
Novartis AG	1,097	87
Roche Holding AG	978	243
		661
Industrials (0.7%):
ABB Ltd.	2,978	67
Georg Fischer AG	97	85
		152
Information Technology (0.4%):
Logitech International SA	4,060	91
		1,348
Taiwan (2.1%):
Consumer Staples (0.4%):
President Chain Store Corp.	10,000	80
Information Technology (1.4%):
Hon Hai Precision Industry Co. Ltd.	25,410	64
Powertech Technology, Inc.	57,000	148
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	88
		300
Telecommunication Services (0.3%):
Taiwan Mobile Co. Ltd.	18,000	65
		445
Thailand (0.9%):
Consumer Staples (0.3%):
Charoen Pokphand Foods Public Co. Ltd.	74,100	68
Energy (0.3%):
PTT Exploration & Production PLC	27,200	64
Materials (0.3%):
The Siam Cement Public Co. Ltd. - NVDR	4,800	72
		204
United Kingdom (12.1%):
Consumer Discretionary (0.8%):
Barratt Developments PLC	9,856	63
Compass Group PLC	4,041	79
Dixons Carphone PLC	9,019	43
		185
Consumer Staples (3.4%):
Diageo PLC	2,326	67
Greggs PLC	8,229	108
Imperial Tobacco Group PLC	3,161	163
Reckitt Benckiser Group PLC	2,375	223
Tate & Lyle PLC	6,523	63
Unilever PLC	2,233	106
		730
Energy (0.8%):
BP PLC	30,150	176
Financials (2.5%):
3i Group PLC	19,365	163
HSBC Holdings PLC	11,985	90
Lloyds Banking Group PLC	96,032	68
Prudential PLC	8,343	148
RSA Insurance Group PLC	9,616	68
		537

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Health Care (1.3%):
AstraZeneca PLC	2,099	$136
GlaxoSmithKline PLC	7,035	150
		286
Industrials (0.8%):
Ashtead Group PLC	10,290	169
Information Technology (0.8%):
Auto Trader Group PLC	10,273	54
Moneysupermarket.com Group PLC	14,437	56
The Sage Group PLC	6,616	63
		173
Materials (0.9%):
Mondi PLC	4,547	95
RPC Group PLC	7,947	99
		194
Telecommunication Services (0.8%):
BT Group PLC	9,624	48
Vodafone Group PLC	41,809	120
		168
		2,618
Total Common Stocks (Cost $19,328)		20,925
Exchange-Traded Funds (2.0%)
United States (2.0%):
iShares MSCI EAFE ETF	5,790	342
iShares MSCI Emerging Markets ETF	2,456	92
		434
Total Exchange-Traded Funds (Cost $430)		434

Collateral for Securities Loaned (1.7%)
United States (1.7%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(d)	165,961	166
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(d)	194,522	195
Total Collateral for Securities Loaned (Cost $361)		361

Total Investments (Cost $20,119) — 100.1%		21,720
Liabilities in excess of other assets — (0.1)%		(16)
NET ASSETS - 100.00%		$21,704

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Mexico were fair valued at September 30, 2016.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

NVDR—Non-Voting Depository Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent International Small-Cap Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.7%)
Australia (6.1%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd.	296,646	$3,609
Retail Food Group Ltd.	543,790	2,910
The Star Entertainment Group Ltd.	754,192	3,497
		10,016
Consumer Staples (0.4%):
Treasury Wine Estates Ltd.	397,558	3,373
Energy (0.6%):
Beach Energy Ltd.	10,035,840	5,134
Financials (0.4%):
Eclipx Group Ltd.	1,120,240	3,498
Health Care (0.3%):
Mayne Pharma Group, Ltd. (b)	1,777,006	2,736
Industrials (0.3%):
Cleanaway Waste Management Ltd.	3,194,771	2,751
Materials (2.2%):
BlueScope Steel Ltd.	973,207	5,809
CSR Ltd.	1,567,620	4,370
Mineral Resources Ltd.	549,233	4,682
OZ Minerals Ltd.	1,164,677	5,445
		20,306
Real Estate (0.5%):
Charter Hall Group	1,231,393	4,841
Telecommunication Services (0.3%):
Vocus Communications Ltd.	579,234	2,777
		55,432
Austria (0.4%):
Industrials (0.4%):
Porr AG	101,081	3,632
Belgium (0.9%):
Information Technology (0.5%):
Melexis NV	57,231	4,112
Real Estate (0.4%):
Warehouses De Pauw SCA	38,034	3,780
		7,892
Canada (7.1%):
Consumer Discretionary (0.7%):
Cogeco Communications, Inc.	54,149	2,673
Entertainment One Ltd.	1,285,091	3,769
		6,442
Consumer Staples (0.3%):
Premium Brands Holdings Corp.	59,309	2,794
Energy (2.0%):
Gran Tierra Energy, Inc. (b)	1,066,523	3,195
Painted Pony Petroleum (b)	553,800	3,407
Parex Resources, Inc. (b)	609,877	7,741
Raging River Exploration, Inc. (b)	434,112	3,561
		17,904
Financials (0.4%):
Laurentian Bank of Canada	90,443	3,380
Industrials (0.6%):
Aecon Group, Inc.	195,724	2,704
Air Canada (b)	401,858	3,247
		5,951
Information Technology (0.3%):
Celestica, Inc. (b)	276,533	2,991

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Materials (1.7%):
Interfor Corp. (b)	281,742	$3,196
OceanaGold Corp.	2,157,599	6,480
SEMAFO, Inc. (b)	1,421,835	5,918
		15,594
Real Estate (0.7%):
Canadian Apartment Properties REIT (c)	126,972	2,964
Colliers International Group, Inc.	72,259	3,033
		5,997
Utilities (0.4%):
Algonquin Power & Utilities Corp.	430,147	3,853
		64,906
Denmark (0.9%):
Financials (0.3%):
Jyske Bank A/S	57,397	2,684
Health Care (0.3%):
GN Store Nord A/S	131,454	2,835
Industrials (0.3%):
Nkt Holdings A/S	47,532	3,068
		8,587
Finland (1.7%):
Industrials (1.2%):
Cramo Oyj	260,436	6,705
Valmet Oyj	284,489	4,280
		10,985
Real Estate (0.5%):
Sponda Oyj	946,075	4,867
		15,852
France (8.7%):
Consumer Discretionary (1.5%):
Seb SA	21,420	3,025
Technicolor SA	424,116	2,897
Valeo SA	125,942	7,350
		13,272
Energy (0.3%):
Technip SA	47,481	2,918
Financials (0.8%):
Amundi SA	91,977	4,803
SCOR SE	93,241	2,899
		7,702
Health Care (0.6%):
Ipsen SA	75,670	5,316
Industrials (2.1%):
Edenred	116,302	2,717
Eiffage SA	56,813	4,415
Teleperformance	113,681	12,125
		19,257
Information Technology (1.4%):
Alten Ltd.	65,109	4,554
Atos SE	76,399	8,224
		12,778
Materials (0.6%):
Arkema SA	54,028	5,001
Real Estate (1.4%):
Fonciere des Regions	39,463	3,677
Mercialys SA	170,901	4,112
Nexity SA	92,022	4,859
		12,648
		78,892

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Germany (7.5%):
Consumer Discretionary (0.6%):
Stroeer Media SE (c)	134,191	$5,841
Consumer Staples (0.6%):
Suedzucker AG	194,862	5,418
Financials (0.5%):
Aareal Bank AG	147,721	4,883
Health Care (1.2%):
Gerresheimer AG	38,577	3,279
Sartorius AG	63,100	5,256
Stada Arzneimittel AG	48,443	2,695
		11,230
Industrials (2.1%):
Duerr AG	92,432	7,771
Kion Group AG	79,556	5,154
Rheinmetall AG	42,701	2,976
VTG AG (c)	98,683	2,802
		18,703
Information Technology (1.3%):
Bechtle AG	32,431	3,754
United Internet AG	75,225	3,331
Wirecard AG (c)	87,350	4,537
		11,622
Materials (0.4%):
Lanxess AG	59,429	3,699
Real Estate (0.4%):
TAG Immobilien AG	265,011	3,859
Telecommunication Services (0.4%):
Freenet AG	114,765	3,359
		68,614
Hong Kong (2.3%):
Consumer Discretionary (0.8%):
Man Wah Holdings Ltd.	10,535,200	6,776
Financials (0.6%):
Dah Sing Financial Holdings Ltd. (c)	428,800	2,825
Haitong International Securities Group Ltd.	4,262,000	2,861
		5,686
Information Technology (0.9%):
PAX Global Technology Ltd. (c)	3,310,000	2,446
Tongda Group Holdings Ltd.	24,710,000	6,061
		8,507
		20,969
Ireland (0.7%):
Health Care (0.7%):
UDG Healthcare PLC	718,041	5,967
Isle of Man (0.3%):
Information Technology (0.3%):
Playtech Ltd.	254,206	2,999
Italy (3.4%):
Consumer Discretionary (1.2%):
Brembo SpA	175,746	10,486
Health Care (0.8%):
Amplifon SpA (c)	705,855	7,246
Materials (0.3%):
Buzzi Unicem SpA	132,585	2,718
Telecommunication Services (0.5%):
Infrastructure Wireless Italiane SpA	1,008,358	4,962

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Utilities (0.6%):
A2A SpA	3,599,124	$5,083
		30,495
Japan (21.8%):
Consumer Discretionary (4.4%):
Adastria Co. Ltd.	77,200	1,774
Calsonic Kansei Corp.	404,000	3,743
Daikyonishikawa Corp.	285,700	3,530
Dcm Holdings Co. Ltd. (c)	581,000	4,994
Doutor Nichires Holdings Co. Ltd.	301,900	5,548
Fujitsu General Ltd.	233,000	5,049
Nishimatsuya Chain Co. Ltd.	360,200	5,476
Round One Corp.	380,400	2,580
Starts Corp., Inc.	149,100	2,765
Sumitomo Forestry Co. Ltd.	360,900	4,831
		40,290
Consumer Staples (2.1%):
Arcs Co., Ltd.	98,500	2,465
Mandom Corp.	113,700	5,206
Matsumotokiyoshi Holdings Co. Ltd.	97,100	5,018
Morinaga & Co. Ltd.	129,400	6,240
		18,929
Financials (1.9%):
Ichigo, Inc. (c)	1,180,100	5,236
North Pacific Bank Ltd.	1,155,400	4,099
The Shiga Bank Ltd. (c)	854,000	4,162
Zenkoku Hosho Co. Ltd.	90,300	3,747
		17,244
Health Care (0.9%):
Sawai Pharmaceutical Co. Ltd.	65,900	4,697
Toho Holdings Co. Ltd. (c)	187,300	3,975
		8,672
Industrials (5.8%):
CKD Corp.	359,700	4,356
Daifuku Co. Ltd.	155,600	2,857
Daihen Corp.	635,000	3,387
Kandenko Co. Ltd.	459,000	4,235
Maeda Corp. (c)	516,000	4,388
Penta-Ocean Construction Co. Ltd.	505,700	2,885
Ryobi Ltd.	756,000	3,363
Sanwa Holdings Corp.	897,500	8,690
Seino Holdings Co. Ltd.	546,700	5,750
Technopro Holdings, Inc.	116,400	4,403
TODA Corp.	833,000	4,393
Tsubakimoto Chain Co.	480,000	3,720
		52,427
Information Technology (2.0%):
Dip Corp.	120,100	3,738
NS Solutions Corp.	173,700	3,036
Screen Holdings Co. Ltd.	62,000	3,998
TIS, Inc.	142,400	3,697
Tokyo Seimitsu Co. Ltd.	148,100	3,954
		18,423
Materials (2.0%):
Denka Co. Ltd.	1,416,000	6,133
Rengo Co. Ltd.	557,000	3,421
Sumitomo Osaka Cement Co. Ltd.	1,309,000	6,078
Tokyo Steel Manufacturing Co. Ltd. (c)	382,700	2,585
		18,217
Real Estate (2.3%):
Japan Hotel REIT Investment Corp.	3,480	2,771
LEOPALACE21 Corp.	533,000	3,523
Nippon Accommodations Fund, Inc. (c)	709	3,311
Sun Frontier Fudousan Co. Ltd. (c)	458,100	4,629
Takara Leben Co. Ltd.	929,100	6,285
		20,519

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Utilities (0.4%):
Erex Co. Ltd. (c)	119,900	$3,579
		198,300
Korea, Republic Of (4.9%):
Consumer Discretionary (1.1%):
Handsome Co. Ltd.	107,479	3,975
Nexen Tire Corp.	224,530	3,026
SL Corp.	195,398	2,930
		9,931
Financials (0.8%):
KIWOOM Securities Co. Ltd.	104,299	6,818
Health Care (0.7%):
Dongkook Pharmaceutical Co. Ltd.	55,631	3,031
Hugel, Inc. (b)	9,612	3,731
		6,762
Industrials (0.4%):
LG International Corp.	114,368	3,645
Information Technology (1.0%):
DuzonBIzon Co. Ltd.	152,085	3,011
SFA Engineering Corp.	60,430	2,969
Tes Co. Ltd.	156,711	3,241
		9,221
Materials (0.9%):
Poongsan Corp.	110,109	3,404
SKC Co. Ltd.	182,146	4,709
		8,113
		44,490
Luxembourg (1.3%):
Consumer Discretionary (0.6%):
SAF-Holland SA	428,365	5,540
Industrials (0.7%):
Stabilus SA (b)	107,985	6,085
		11,625
Netherlands (3.2%):
Consumer Staples (0.3%):
Refresco Gerber NV	156,036	2,592
Financials (0.8%):
Euronext NV	171,401	7,313
Industrials (1.0%):
Aalberts Industries NV	74,897	2,551
Postnl NV (b)	761,801	3,456
TKH Group NV	76,761	2,996
		9,003
Information Technology (0.4%):
BE Semiconductor Industries	89,211	3,043
Materials (0.3%):
Corbion NV	110,352	2,970
Real Estate (0.4%):
Wereldhave NV	73,354	3,713
		28,634
New Zealand (0.7%):
Health Care (0.7%):
Summerset Group Holdings Ltd.	1,578,469	6,100
Singapore (1.2%):
Real Estate (1.2%):
Fortune REIT	4,072,000	5,117
Mapletree Industrial Trust	3,892,021	5,100

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Starhill Global REIT	1,331,500	$802
		11,019
Spain (1.2%):
Consumer Discretionary (0.3%):
Atresmedia Corp. de Medios de Comunication SA	207,911	2,280
Financials (0.3%):
Bankinter SA	410,548	2,920
Utilities (0.6%):
Enagas SA	186,341	5,605
		10,805
Sweden (3.1%):
Consumer Discretionary (0.6%):
Bilia AB	224,771	5,544
Consumer Staples (0.7%):
Axfood AB	345,085	6,094
Industrials (0.8%):
Indutrade AB	190,239	4,087
Intrum Justitia AB (c)	84,749	2,734
		6,821
Real Estate (1.0%):
Fastighets AB Balder (b)	191,694	5,098
Wihlborgs Fastigheter AB	206,653	4,399
		9,497
		27,956
Switzerland (7.9%):
Consumer Staples (0.9%):
Emmi AG	11,651	7,992
Financials (2.1%):
Helvetia Holding AG, Registered Shares	5,299	2,674
Julius Baer Group Ltd.	67,033	2,733
Partners Group Holding AG	12,554	6,345
Swiss Life Holding AG	28,406	7,368
		19,120
Health Care (2.0%):
Actelion Ltd.	15,193	2,637
Lonza Group AG, Registered Shares	54,622	10,458
Straumann Holding AG	13,075	5,117
		18,212
Industrials (1.8%):
Flughafen Zuerich AG	27,945	5,465
Georg Fischer AG	9,698	8,505
Wizz Air Holdings PLC (b)	125,186	2,658
		16,628
Information Technology (0.7%):
Logitech International SA (c)	267,047	5,996
Materials (0.4%):
Clariant AG	229,169	3,952
		71,900
United Kingdom (13.4%):
Consumer Discretionary (3.0%):
Bellway PLC	113,867	3,491
Cineworld UK Ltd.	434,782	3,266
Domino’s Pizza Group PLC	545,826	2,642
Informa PLC	537,218	4,955
JD Sports Fashion PLC	181,780	3,475
Ladbrokes PLC	1,419,469	2,574
Lookers PLC	1,464,223	2,174
Pendragon PLC	4,940,276	1,919
Redrow PLC	519,878	2,690
		27,186

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Consumer Staples (1.0%):
Greggs PLC	417,979	$5,491
Tate & Lyle PLC	320,188	3,108
		8,599
Energy (0.3%):
Cairn Energy PLC (b)	1,148,449	2,797
Financials (2.3%):
Ashmore Group PLC	592,540	2,711
Beazley PLC	771,877	3,866
Ig Group Holdings PLC	280,885	3,169
Intermediate Capital Group PLC	340,886	2,602
Jupiter Fund Management PLC	1,056,767	5,825
Novae Group PLC	286,789	2,848
		21,021
Health Care (0.4%):
Clinigen Group PLC	423,755	3,946
Industrials (2.7%):
Costain Group PLC	374,809	1,746
Keller Group PLC	477,801	5,424
Meggitt PLC	533,022	3,110
National Express Group PLC	1,050,003	4,687
Northgate PLC	577,052	3,222
Rentokil Initial PLC	1,564,479	4,496
Ultra Electronics Holdings PLC	97,623	2,242
		24,927
Information Technology (1.1%):
Auto Trader Group PLC	755,895	3,973
Electrocomponents PLC	698,091	3,073
Moneysupermarket.com Group PLC	674,982	2,625
		9,671
Materials (1.4%):
DS Smith PLC	644,840	3,208
Hill & Smith Holdings PLC	202,590	2,973
RPC Group PLC	298,582	3,710
Synthomer PLC	541,462	2,592
		12,483
Real Estate (1.2%):
Hansteen Holdings PLC	1,496,133	2,251
Safestore Holdings PLC	1,170,138	5,827
The Unite Group PLC	391,270	3,215
		11,293
		121,923
Total Common Stocks (Cost $775,256)		896,989
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI EAFE ETF	47,597	2,814
Total Exchange-Traded Funds (Cost $2,591)		2,814

Collateral for Securities Loaned (3.8%)
United States (3.8%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(d)	15,917,334	15,917
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(d)	18,656,656	18,657
Total Collateral for Securities Loaned (Cost $34,574)		34,574
Total Investments (Cost $812,421) — 102.8%		934,377
Liabilities in excess of other assets — (2.8)%		(25,198)
NET ASSETS - 100.00%		$909,179

See notes to schedules of investments.

(a)	All securities, except those traded on exchanges in the United States and Canada were fair valued at September 30, 2016.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Total Return Bond Fund	September 30, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount		Value
Asset Backed Securities (5.4%)
AmeriCredit Automobile Receivables Trust , Series 2013-4, Class C, 2.72%, 9/9/19, Callable 1/8/18 @ 100(a)	$385		$388
Ameriquest Mortgage Securities , Series 04-R12, Class M1, 1.38%, 1/25/35, Callable 10/25/16 @ 100(b)	900		878
Contimortgage Home Equity Loan Trust , Series 1997-2, Class A9, 7.09%, 4/15/28, Callable 10/15/16 @ 100(a)	—	(c)	—	(c)
Ford Credit Auto Owner Trust , Series 2012-D, Class C, 1.23%, 8/15/18, Callable 1/15/17 @ 100	700		698
Great America Leasing Receivables , Series 2014-1, Class B, 1.86%, 8/15/20, Callable 11/15/17 @ 100(d)	1,000		1,002
Home Equity Asset Trust , Series 2005-2, Class M5, 1.62%, 7/25/35, Callable 10/25/16 @ 100(b)	1,000		921
Hyundai Auto Receivables Trust , Series 2013-C, Classs C, 2.48%, 3/15/19, Callable 1/15/18 @ 100(a)	350		356
Park Place Securities, Inc. , Series 04-WCW2, Class M2, 1.50%, 10/25/34, Callable 10/25/16 @ 100(b)	290		287
Park Place Securities, Inc. , Series 2005-WCH1, Class M2, 1.30%, 1/25/36, Callable 10/25/16 @ 100(a)(b)	27		27
Prestige Auto Receivables Trust , Series 2014-1A, Class A3, 1.52%, 4/15/20, Callable 5/15/18 @ 100(d)	752		753
Residential Asset Mortgage Products, Inc. , Series 2006-RZ4, Class A2, 0.70%, 10/25/36, Callable 5/25/20 @ 100(a)(b)	150		149
Total Asset Backed Securities (Cost $5,460)			5,459

Collateralized Mortgage Obligations (9.1%)
Commercial Mortgage Trust , Series 2012-LC4, Class B, 4.93%, 12/10/44(a)(b)	595		666
Commercial Mortgage Trust , Series 2012-CR5, Class A2, 1.68%, 12/10/45(a)	322		323
Commercial Mortgage Trust , Series 2012-CR4, Class B, 3.70%, 10/15/45(d)	475		498
Countrywide Alternative Loan Trust , Series 2005-3CB, Class 1A10, 5.25%, 3/25/35, Callable 12/25/18 @ 100(a)	85		84
Citigroup Commercial Mortgage Trust , Series 2012-GC8, Class A2, 1.81%, 9/10/45	775		777
Commercial Mortgage Trust , Series 2013-LC6, Class B, 3.74%, 1/10/46(a)	320		339
Credit Suisse First Boston Mortgage , Series 02-HE16, Class M1, 1.84%, 10/25/32, Callable 10/25/16 @ 100(b)	201		197
Credit Suisse Commercial Mortgage Trust , Series 2006-C5, Class AM, 5.34%, 12/15/39	560		560
Santander Drive Auto Receivables Trust , Series 2015-DA, Class C, 3.38%, 11/15/21, Callable 8/15/18 @ 100(a)(b)(d)	1,000		1,018
GS Mortgage Securities Trust , Series 2011-GC5, Class B, 5.57%, 8/10/44(b)(d)	640		723
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.85%, 1/10/45(b)(d)	500		579
GSR Mortgage Loan Trust , Series 2004-15F, Class 2A1, 6.00%, 12/25/34, Callable 4/25/20 @ 100(a)	188		193
GM Financial Automobile Leasing Trust , Series 2014-2A, Class C, 2.43%, 3/20/18, Callable 7/20/17 @ 100(d)	1,000		1,003
MASTR Alternative Loans Trust , Series 2004-10, Class 3A1, 5.00%, 9/25/19, Callable 11/25/18 @ 100(a)	87		89
Residential Funding Mortgage Securities I, Inc. , Series 2006-S1, Class 1A5, 5.25%, 1/25/36, Callable 2/25/18 @ 100(a)	132		119
WF-RBS Commercial Mortgage Trust , Series 2012-C10, Class AS, 3.24%, 12/15/45	270		281

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
WF-RBS Commercial Mortgage Trust , Series 2012-C10, Class B, 3.74%, 12/15/45	$585	$608
WF-RBS Commercial Mortgage Trust , Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100(b)	208	233
WF-RBS Commercial Mortgage Trust , Series 2014-C21, Class A2, 2.92%, 8/15/47	860	891
Total Collateralized Mortgage Obligations (Cost $9,135)		9,181

Corporate Bonds (51.2%)
Consumer Discretionary (3.3%):
21st Century Fox America, 7.85%, 3/1/39	405	582
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	325	314
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (e)	320	354
Hasbro, Inc., 6.35%, 3/15/40	480	585
LKQ Corp., 4.75%, 5/15/23, Callable 5/15/18 @ 102.38	440	452
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	660	703
O’Reilly Automotive, Inc., 4.63%, 9/15/21, Callable 6/15/21 @ 100	275	303
		3,293
Consumer Staples (4.5%):
Anheuser-Busch Cos. LLC, 5.95%, 1/15/33	215	271
Church & Dwight Co., Inc., 2.88%, 10/1/22	780	803
Ingredion, Inc., 3.20%, 10/1/26, Callable 7/1/26 @ 100	220	224
Mead Johnson Nutrition Co.
4.90%, 11/1/19	880	966
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	295	315
Reynolds American, Inc.
4.85%, 9/15/23	186	213
6.15%, 9/15/43 (a)	175	231
Vector Group Ltd., 7.75%, 2/15/21, Callable 11/7/16 @ 105.81 (a)	405	427
Whole Foods Markets, Inc., 5.20%, 12/3/25, Callable 9/3/25 @ 100 (d)	890	967
		4,417
Energy (7.0%):
Cameron International Corp., 6.38%, 7/15/18	638	689
Equities Corp.
6.50%, 4/1/18	649	681
4.88%, 11/15/21	300	328
FMC Technologies, Inc.
2.00%, 10/1/17	690	687
3.45%, 10/1/22, Callable 7/1/22 @ 100	380	385
Marathon Oil Corp.
6.00%, 10/1/17	469	485
5.90%, 3/15/18	487	509
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	430	385
Oceaneering International, Inc., 4.65%, 11/15/24, Callable 8/15/24 @ 100	540	544
Suncor Energy, Inc., 6.10%, 6/1/18	803	863
Valero Energy Corp., 10.50%, 3/15/39	435	670
Western Gas Partners, LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100 (a)	500	493
Western Refining, Inc., 6.25%, 4/1/21, Callable 4/1/17 @ 103.13 (e)	385	380
		7,099
Financials (14.0%):
AFLAC, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	335	337
Alleghany Corp.
4.95%, 6/27/22	640	711
4.90%, 9/15/44, Callable 3/15/44 @ 100	254	263
Aspen Insurance Holding Ltd., 4.65%, 11/15/23	760	808
Bank of America Corp., 3.88%, 3/22/17	1,150	1,163
BB&T Corp., 3.95%, 3/22/22, Callable 2/22/22 @ 100	365	394
Bear Stearns Co., Inc., 7.25%, 2/1/18	1,105	1,186
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	325	332
4.20%, 10/29/25, Callable 9/29/25 @ 100	545	569

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Citigroup, Inc.
2.40%, 2/18/20	$820	$830
2.70%, 3/30/21	475	485
4.13%, 7/25/28	170	173
Goldman Sachs Group, Inc.
2.38%, 1/22/18	555	561
6.15%, 4/1/18	725	772
2.35%, 11/15/21, Callable 11/15/20 @ 100	265	264
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	284
JPMorgan Chase & Co.
3.88%, 9/10/24	381	401
2.95%, 10/1/26, Callable 7/1/26 @ 100	175	175
5.40%, 1/6/42	190	238
Key Bank NA, 2.50%, 12/15/19	1,000	1,026
MetLife, Inc., 6.82%, 8/15/18 (a)	200	220
Morgan Stanley
2.50%, 1/24/19	930	949
2.65%, 1/27/20	630	644
3.13%, 7/27/26, MTN	200	201
PNC Funding Corp., 5.63%, 2/1/17	500	507
Torchmark Corp., 9.25%, 6/15/19	410	487
Wachovia Corp., 5.50%, 8/1/35 (a)	140	163
Wells Fargo & Co., 4.90%, 11/17/45 (a)	185	204
		14,347
Health Care (2.6%):
Agilent Technologies, Inc.
6.50%, 11/1/17 (a)	76	80
3.88%, 7/15/23, Callable 4/15/23 @ 100	730	779
Amgen, Inc.
6.90%, 6/1/38	250	342
4.40%, 5/1/45, Callable 11/1/44 @ 100	30	32
Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	575	625
Express Scripts Holding
3.00%, 7/15/23, Callable 5/15/23 @ 100	160	163
4.80%, 7/15/46, Callable 1/15/46 @ 100	180	187
Teva Pharmaceutical Ne, 4.10%, 10/1/46	175	174
UnitedHealth Group, Inc., 5.80%, 3/15/36 (a)	165	216
		2,598
Industrials (4.9%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	890	993
FedEx Corp., 4.90%, 1/15/34	275	316
JB Hunt Transport Services, Inc., 3.30%, 8/15/22, Callable 6/15/22 @ 100 (a)	275	287
Masco Corp., 4.45%, 4/1/25, Callable 1/1/25 @ 100	450	478
Orbital ATK, Inc., 5.25%, 10/1/21, Callable 11/7/16 @ 103.94 (a)	400	416
Oshkosh Corp., 5.38%, 3/1/25, Callable 3/1/20 @ 102.69 (a)	100	105
Rockwell Automation, Inc., 6.25%, 12/1/37	155	209
Roper Technologies, Inc.
1.85%, 11/15/17 (a)	245	246
6.25%, 9/1/19	695	780
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	370	359
WESCO International, Inc., 5.38%, 12/15/21, Callable 12/15/16 @ 104.03 (a)	655	670
		4,859
Information Technology (3.8%):
Activision Blizzard, 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (d)	525	577
CA, Inc., 3.60%, 8/1/20, Callable 7/1/20 @ 100	615	643
Juniper Networks, Inc., 4.60%, 3/15/21	320	347
Maxim Integrated Product, Inc., 2.50%, 11/15/18	850	863
NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	505	509
Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100	645	662
Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100 (a)	245	249
		3,850

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Materials (3.2%):
CF Industries Holdings, Inc., 6.88%, 5/1/18	$515	$554
Mosaic Co., 5.45%, 11/15/33, Callable 5/15/33 @ 100 (a)	185	201
NewMarket Corp., 4.10%, 12/15/22	724	751
Nucor Corp., 5.20%, 8/1/43, Callable 2/1/43 @ 100	225	257
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	535	558
Southern Copper Corp., 5.25%, 11/8/42 (a)	300	284
Westlake Chemical Corp., 3.60%, 7/15/22, Callable 4/15/22 @ 100	589	607
		3,212
Real Estate (2.8%):
Columbia Property Trust, 3.65%, 8/15/26, Callable 5/15/26 @ 100	225	226
CubeSmart, LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	390	388
Health Care REIT, Inc.
4.70%, 9/15/17	300	309
5.25%, 1/15/22, Callable 10/15/21 @ 100 (a)	330	374
Kilroy Realty Corp., 4.80%, 7/15/18, Callable 5/15/18 @ 100	1,250	1,307
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	300	305
		2,909
Telecommunication Services (2.5%):
AT&T, Inc.
3.95%, 1/15/25, Callable 10/15/24 @ 100 (a)	835	886
6.15%, 9/15/34 (a)	275	332
CenturyLink, Inc., 5.63%, 4/1/20	100	106
Verizon Communications, Inc.
5.15%, 9/15/23	565	658
6.40%, 9/15/33	480	622
		2,604
Utilities (2.6%):
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	250	342
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	500	531
Iberdrola International BV
6.75%, 9/15/33	50	59
6.75%, 7/15/36	110	146
PSEG Power LLC, 4.30%, 11/15/23, Callable 8/15/23 @ 100 (e)	395	429
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (a)	320	351
SCANA Corp., 4.75%, 5/15/21, Callable 2/15/21 @ 100	365	393
South Carolina Electric & Gas, 4.10%, 6/15/46, Callable 12/15/45 @ 100 (a)	365	390
		2,641
Total Corporate Bonds (Cost $50,078)		51,829

Municipal Bonds (1.6%)
New York (0.8%):
New York Build America Bonds, GO, 5.68%, 10/1/34, Callable 10/1/19 @ 100, OWN MERIT	695	773
Pennsylvania (0.8%):
Pennsylvania State Build America Bonds, GO, Series B, 5.35%, 5/1/30, Callable 5/1/20 @ 100	735	818
Total Municipal Bonds (Cost $1,403)		1,591

U.S. Government Mortgage Backed Agencies (31.8%)
Federal Home Loan Mortgage Corp.
8.50%, 2/1/20 (a)	6	6
9.00%, 10/1/20 - 4/1/25 (a)	26	30
7.50%, 8/1/29 (a)	17	20

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
5.00%, 7/1/39 (a)	$5,303	$5,944
		6,000
Federal National Mortgage Assoc.
7.50%, 8/1/18 (a)	4	4
Series 1990-5, Class J8.20%, 1/25/20 (a)	27	29
6.00%, 2/1/37	564	657
Series 2015-61, Class PV3.50%(b), 5/25/44	1,094	1,190
4.50%, 5/1/46 (a)	6,300	6,915
3.00%, 10/25/46 (f)	3,250	3,378
3.50%, 10/25/46 (f)	5,100	5,381
4.00%, 10/25/46 (a)(f)	8,000	8,591
		26,145
Total U.S. Government Mortgage Backed Agencies (Cost $32,000)		32,145

U.S. Treasury Obligations (6.2%)
U.S. Treasury Bonds, 2.88%, 5/15/43 (a)	5,637	6,276
Total U.S. Treasury Obligations (Cost $5,945)		6,276

Collateral for Securities Loaned (0.6%)
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(g)	289,792	290
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(g)	339,664	339
Total Collateral for Securities Loaned (Cost $629)		629
Total Investments (Cost $104,650) — 105.9%		107,110
Liabilities in excess of other assets — (5.9)%		(5,955)
NET ASSETS - 100.00%		$101,155

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2016.
(c)	Rounds to less than $1.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2016, the fair value of these securities was $7,120(thousands) and amounted to 7.0% of net assets.

(e)	All or a portion of this security is on loan.
(f)	Security purchased on a when-issued basis.
(g)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

GO—General Obligation
LLC—Limited Liability Co.
LP—Limited Partnership
MTN—Medium Term Note
REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
10-Year US Treasury Note	19	12/20/16	$2,491,375	$1,174
5-Year US Treasury Note	27	12/30/16	3,280,922	(627)
				$547

See notes to schedules of investments.

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
2-Year US Treasury Note	10	12/30/16	$2,184,688	$156
				$156

Credit Default Swap Agreements - Sell Protection(a)

At September 30, 2016, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at September 30, 2016 (%)(b)	Notional Amount ($)(c)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized / Gain/(Loss) ($)
CDX North America High Yield Index Swap Agreements; Series 26	Goldman Sachs	6/20/21	3.73	5,000,000	5.00	263,643	237,250	26,393
						263,643	237,250	26,393

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedules of investments.

Notes to Schedules of Investments
Victory Portfolios	September 30, 2016
(Unaudited)

1. Federal Tax Information:

At September 30, 2016, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Integrity Discovery Fund	$81,985	$19,105	$(3,340)	$15,765
Integrity Mid-Cap Value Fund	21,535	3,339	(267)	3,072
Integrity Small-Cap Value Fund	1,768,109	298,650	(48,953)	249,697
Integrity Small/Mid-Cap Value Fund	23,974	3,659	(477)	3,182
Munder Multi-Cap Fund	375,232	39,382	(7,079)	32,303
S&P 500 Index Fund	77,239	169,392	(4,319)	165,073
Munder Mid-Cap Core Growth Fund	3,448,223	1,447,632	(116,337)	1,331,295
Munder Small Cap Growth Fund	5,244	564	(437)	127
Trivalent Emerging Markets Small-Cap Fund	3,666	639	(156)	483
Trivalent International Fund-Core Equity	20,177	2,473	(930)	1,543
Trivalent International Small-Cap Fund	818,071	144,411	(28,105)	116,306
INCORE Total Retun Bond Fund	104,642	2,648	(180)	2,468

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 48 funds.  The accompanying Schedules of Portfolio Investments are those of the following 12 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered
Integrity Discovery Fund	Classes A, C, R and Y
Integrity Mid-Cap Value Fund	Classes A, R6 and Y
Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y
Integrity Small/Mid-Cap Value Fund	Classes A, R6 and Y
Munder Multi-Cap Fund	Classes A, C, R and Y
S&P 500 Index Fund	Classes A, R and Y
Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y
Munder Small Cap Growth Fund	Classes A, I and Y
Trivalent Emerging Markets Small-Cap Fund	Classes A and Y
Trivalent International Fund-Core Equity	Classes A, C, I, R6 and Y
Trivalent International Small-Cap Fund	Classes A, C, I, R6 and Y
INCORE Total Return Bond Fund	Classes A, C, R6 and Y

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

Notes to Schedules of Investments — continued
Victory Portfolios	September 30, 2016
(Unaudited)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended September 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Notes to Schedules of Investments — continued
Victory Portfolios	September 30, 2016
(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016, while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^		Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Integrity Discovery Fund
Common Stocks	$94,989	$—		$—	$—	$94,989	$—
Collateral for Securities Loaned	2,761	—		—	—	2,761	—
Total	$97,750	$—		$—	$—	$97,750	$—

Integrity Mid-Cap Value Fund
Common Stocks	24,193	—		—	—	24,193	—
Collateral for Securities Loaned	414	—		—	—	414	—
Total	$24,607	$—		$—	$—	$24,607	$—

Integrity Small-Cap Value Fund
Common Stocks	1,906,238	—		—	—	1,906,238	—
Collateral for Securities Loaned	111,568	—		—	—	111,568	—
Total	$2,017,806	$—		$—	$—	$2,017,806	$—

Integrity Small/Mid-Cap Value Fund
Common Stocks	26,414	—		—	—	26,414	—
Collateral for Securities Loaned	742	—		—	—	742	—
Total	$27,156	$—		$—	$—	$27,156	$—

Munder Multi-Cap Fund
Common Stocks	399,665	—		—	—	399,665	—
Collateral for Securities Loaned	7,870	—		—	—	7,870	—
Total	$407,535	$—		$—	$—	$407,535	$—

S&P 500 Index Fund
Common Stocks	241,795	—		—	—	241,795	—
Collateral for Securities Loaned	517	—		—	—	517	—
Futures Contracts	—	—	(a)	—	—	—	—	(a)
Total	$242,312	$—	(a)	$—	$—	$242,312	$—	(a)

Munder Mid-Cap Core Growth Fund
Common Stocks	4,635,469	—		—	—	4,635,469	—
Exchange-Traded Funds	75,786	—		—	—	75,786	—
Collateral for Securities Loaned	68,263	—		—	—	68,263	—
Total	$4,779,518	$—		$—	$—	$4,779,518	$—

Munder Small Cap Growth Fund
Common Stocks	4,984	—		—	—	4,984	—
Exchange-Traded Funds	142	—		—	—	142	—
Collateral for Securities Loaned	245	—		—	—	245	—
Total	$5,371	$—		$—	$—	$5,371	$—

Notes to Schedules of Investments — continued
Victory Portfolios	September 30, 2016
(Unaudited)

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	$633	(b)	$—	$3,357	$—	$3,990	$—
Preferred Stocks	—		—	23	—	23	—
Exchange-Traded Funds	117		—	—	—	117	—
Collateral for Securities Loaned	19		—	—	—	19	—
Total	$769		$—	$3,380	$—	$4,149	$—

Trivalent International Fund-Core Equity
Common Stocks	2,698	(c)	—	18,227	—	20,925	—
Exchange-Traded Funds	434		—	—	—	434	—
Collateral for Securities Loaned	361		—	—	—	361	—
Total	$3,493		$—	$18,227	$—	$21,720	$—

Trivalent International Small-Cap Fund
Common Stocks	61,137	(d)	—	835,852	—	896,989	—
Exchange-Traded Funds	2,814		—	—	—	2,814	—
Collateral for Securities Loaned	34,574		—	—	—	34,574	—
Total	$98,525		$—	$835,852	$—	$934,377	$—

INCORE Total Return Bond Fund
Asset Backed Securities	—		—	5,459	—	5,459	—
Collateralized Mortgage Obligations	—		—	9,181	—	9,181	—
Corporate Bonds	—		—	51,829	—	51,829	—
Municipal Bonds	—		—	1,591	—	1,591	—
U.S. Government Mortgage Backed Agencies	—		—	32,145	—	32,145	—
U.S. Treasury Obligations	—		—	6,276	—	6,276	—
Collateral for Securities Loaned	629		—	—	—	629	—
Futures Contracts	—		1	—	—	—	1
Credit Default Swap	—		—	—	26	—	26
Total	$629		$1	$106,481	$26	$107,110	$27

^

Other Financial Investments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Rounds to less than $1.
(b)	All securities categorized as Brazil, Chile and Mexico and all ADRs.
(c)	All securities categorized as Brazil, Canada and Mexico and all ADRs.
(d)	All securities categorized as Canada.

Notes to Schedules of Investments — continued
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(Unaudited)

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings are as follows (in thousand):

Transfers from Level 1 to Level 2
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	$28

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Exchange-Traded Funds:

Each Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or

Notes to Schedules of Investments — continued
Victory Portfolios	September 30, 2016
(Unaudited)

market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2016, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such

Notes to Schedules of Investments — continued
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(Unaudited)

unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional Information.

Credit default swap agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement.

Notes to Schedules of Investments — continued
Victory Portfolios	September 30, 2016
(Unaudited)

Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

As of September 30, 2016, the INCORE Total Return Bond Fund entered into credit default swaps primarily for the strategy of asset allocation and risk exposure management.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of September 30, 2016:

Notes to Schedules of Investments — continued
Victory Portfolios	September 30, 2016
(Unaudited)

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan) (000)	Value of Cash Collateral Received (000)	Value of Non-cash Collateral Received (000)	Net Amount Due to Counterparty (000)	Net Amount (000)
Integrity Discovery Fund	$2,577	$2,577	$—	$184	$—
Integrity Mid-Cap Value Fund	409	409	—	5	—
Integrity Small-Cap Value Fund	109,388	109,388	—	2,180	—
Integrity Small/Mid-Cap Value Fund	715	715	—	27	—
Munder Multi-Cap Fund	7,757	7,757	—	113	—
S&P 500 Index Fund	495	495	—	22	—
Munder Mid-Cap Core Growth Fund	65,963	65,963	—	2,300	—
Munder Small Cap Growth Fund	238	238	—	7	—
Trivalent Emerging Markets Small-Cap Fund	66	19	47	—	—
Trivalent International Fund-Core Equity	341	341	—	20	—
Trivalent International Small-Cap Fund	33,333	33,333	—	1,241	—
INCORE Total Return Bond Fund	605	605	—	24	—

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of September 30, 2016, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified in the Schedules of Portfolio Investments.

3. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds’ Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ Shares.  An investment in the Funds’ Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

Notes to Schedules of Investments — continued
Victory Portfolios	September 30, 2016
(Unaudited)

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Victory Portfolios

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 28, 2016

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 28, 2016